MORGAN STANLEY DEAN WITTER
VARIABLE ANNUITY II ASSETMANAGER

NORTHBROOK LIFE INSURANCE COMPANY
P.O. BOX 94040
PALATINE, IL 60094
TELEPHONE NUMBER: 1-800-654-2397                  PROSPECTUS DATED MAY 2, 2000

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") is offering the Morgan Stanley Dean Witter Variable Annuity II AssetManager, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 24 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 21 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

        - MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

        - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.*

        - VAN KAMPEN LIFE INVESTMENT TRUST

*Effective May 2, 2000 (formerly known as Morgan Stanley Dean Witter Universal
 Funds, Inc.)

WE (Northbrook) have filed a Statement of Additional Information, dated May 2, 2000, with the Securities and Exchange Commission ("SEC "). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page B-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
    IMPORTANT      DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
     NOTICES       HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANY ONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                  - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract at a Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 11
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          12
----------------------------------------------------------------------------
   Purchases                                                             13
----------------------------------------------------------------------------
   Contract Value                                                        14
----------------------------------------------------------------------------
   Investment Alternatives                                               15
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          15
----------------------------------------------------------------------------
      The Fixed Account Options                                          16
----------------------------------------------------------------------------
      Transfers                                                          17
----------------------------------------------------------------------------
   Expenses                                                              18
----------------------------------------------------------------------------
   Access To Your Money                                                  20
----------------------------------------------------------------------------
   Income Payments                                                       21
----------------------------------------------------------------------------
   Death Benefits                                                        23
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     25
----------------------------------------------------------------------------
      Northbrook                                                         25
----------------------------------------------------------------------------
      The Variable Account                                               26
----------------------------------------------------------------------------
      The Portfolios                                                     26
----------------------------------------------------------------------------
      The Contract                                                       26
----------------------------------------------------------------------------
      Qualified Plans                                                    27
----------------------------------------------------------------------------
      Legal Matters                                                      27
----------------------------------------------------------------------------
      Year 2000                                                          27
----------------------------------------------------------------------------
   Taxes                                                                 27
----------------------------------------------------------------------------
   Performance Information                                               31
----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                  A-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   B-1
----------------------------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                        PAGE
----------------------------------------------------------------------------
   Accumulation Phase                                                     6
----------------------------------------------------------------------------
   Accumulation Unit                                                     11
----------------------------------------------------------------------------
   Accumulation Unit Value                                               11
----------------------------------------------------------------------------
   Annuitant                                                             12
----------------------------------------------------------------------------
   Automatic Additions Program                                           13
----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                               17
----------------------------------------------------------------------------
   Beneficiary                                                           12
----------------------------------------------------------------------------
   Cancellation Period                                                   13
----------------------------------------------------------------------------
   *Contract                                                             12
----------------------------------------------------------------------------
   Contract Anniversary                                                   5
----------------------------------------------------------------------------
   Contract Owner ("You")                                                12
----------------------------------------------------------------------------
   Contract Value                                                        14
----------------------------------------------------------------------------
   Contract Year                                                          5
----------------------------------------------------------------------------
   Death Benefit Anniversary                                             13
----------------------------------------------------------------------------
   Death Benefit Combination Option                                      24
----------------------------------------------------------------------------
   Dollar Cost Averaging Fixed Account Options                           16
----------------------------------------------------------------------------
   Dollar Cost Averaging Program                                         17
----------------------------------------------------------------------------
   Due Proof of Death                                                    23
----------------------------------------------------------------------------
   Enhanced Death Benefit Option                                         23
----------------------------------------------------------------------------
   Fixed Account Options                                                 16
----------------------------------------------------------------------------
   Free Withdrawal Amount                                                19
----------------------------------------------------------------------------
   Funds                                                                  1
----------------------------------------------------------------------------
   Income Plan                                                           21
----------------------------------------------------------------------------
   Investment Alternatives                                                1
----------------------------------------------------------------------------
   Issue Date                                                             6
----------------------------------------------------------------------------
   Northbrook ("We")                                                     25
----------------------------------------------------------------------------
   Payout Phase                                                           6
----------------------------------------------------------------------------
   Payout Start Date                                                     21
----------------------------------------------------------------------------
   Performance Benefit Combination Option                                24
----------------------------------------------------------------------------
   Performance Death Benefit Option                                      24
----------------------------------------------------------------------------
   Performance Income Benefit Option                                     22
----------------------------------------------------------------------------
   Portfolios                                                             1
----------------------------------------------------------------------------
   Qualified Contracts                                                   12
----------------------------------------------------------------------------
   Right to Cancel                                                       13
----------------------------------------------------------------------------
   SEC                                                                    1
----------------------------------------------------------------------------
   Settlement Value                                                      24
----------------------------------------------------------------------------
   Systematic Withdrawal Program                                         20
----------------------------------------------------------------------------
   Valuation Date                                                        13
----------------------------------------------------------------------------
   Variable Account                                                      25
----------------------------------------------------------------------------
   Variable Sub-Account                                                  25
----------------------------------------------------------------------------

*In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                            3     - PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with an initial purchase payment of $10,000 or more. You can add to your Contract as often
                                            and as much as you like, but each payment must be at least
                                            $100. You must maintain a minimum account size of $500.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD "). Upon cancellation, we will return your purchase payments adjusted, to the extent applicable law permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.59% of
                                               average daily net assets (1.72% if you select the
                                               ENHANCED DEATH BENEFIT OPTION, the PERFORMANCE DEATH
                                               BENEFIT OPTION, or the PERFORMANCE INCOME BENEFIT OPTION,
                                               and 1.83% if you select the PERFORMANCE BENEFIT
                                               COMBINATION OPTION, or the DEATH BENEFIT COMBINATION
                                               OPTION)
                                            -  Annual contract maintenance charge of $35(waived in
                                               certain cases)
                                            -  Withdrawal charges not to exceed 1% of purchase
                                               payment(s) withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 24 investment alternatives including:
                                            -  3 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  21 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                            -  MORGAN STANLEY DEAN WITTER ADVISORS, INC.
                                            -  MORGAN STANLEY ASSET MANAGEMENT
                                            -  VAN KAMPEN ASSET MANAGEMENT INC.
                                            To find out current rates being paid on the Fixed Account
                                            Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM

                            4     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with payments guaranteed for 10 years
                                            -  joint and survivor life income
                                            -  guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer 3 Death Benefit Options.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE ") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY ").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge also may apply.

                            5     - PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 24 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

  Issue                 Accumulation Phase    Payout Start          Payout Phase
  Date                                        Date
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income payments or    income payments       receive income
                                              receive a lump sum    for a set period      payments for life
                                              payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                            6     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:     0          1
-----------------------------------------------------------------------------------------------------
Applicable Charge:                                                                   1%         0%
-----------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                           $35.00**
-----------------------------------------------------------------------------------------------------
Transfer Fee                                                                                $10.00***
-----------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET
VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.49%*
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.59%
----------------------------------------------------------------------

*If you select the Enhanced Death Benefit Option, the Performance Death Benefit
 Option or the Performance Income Benefit Option, the mortality and expense risk charge is 1.62%. If you select the Performance Benefit Combination Option, or the Death Benefit Combination Option, the mortality and expense risk charge is 1.73%.

                            7     - PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS) (1)

                                                                   Management           Other           Total Portfolio
Portfolio                                                             Fees             Expenses         Annual Expenses
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
  Aggressive Equity                                                   0.42%             0.10%                0.52%
-----------------------------------------------------------------------------------------------------------------------
  Capital Growth                                                      0.65%             0.07%                0.72%
-----------------------------------------------------------------------------------------------------------------------
  Competitive Edge "Best Ideas"                                       0.44%             0.12%                0.56%
-----------------------------------------------------------------------------------------------------------------------
  Dividend Growth                                                     0.51%             0.10%                0.52%
-----------------------------------------------------------------------------------------------------------------------
  Equity                                                              0.49%             0.02%                0.51%
-----------------------------------------------------------------------------------------------------------------------
  European Growth                                                     0.95%             0.09%                1.04%
-----------------------------------------------------------------------------------------------------------------------
  Global Dividend Growth                                              0.75%             0.08%                0.83%
-----------------------------------------------------------------------------------------------------------------------
  High Yield                                                          0.50%             0.03%                0.53%
-----------------------------------------------------------------------------------------------------------------------
  Income Builder                                                      0.75%             0.06%                0.81%
-----------------------------------------------------------------------------------------------------------------------
  Money Market                                                        0.50%             0.02%                0.52%
-----------------------------------------------------------------------------------------------------------------------
  Pacific Growth                                                      0.95%             0.47%                1.42%
-----------------------------------------------------------------------------------------------------------------------
  Quality Income Plus                                                 0.50%             0.02%                0.52%
-----------------------------------------------------------------------------------------------------------------------
  Short-Term Bond                                                     0.45%             0.17%                0.62%
-----------------------------------------------------------------------------------------------------------------------
  Strategist                                                          0.50%             0.02%                0.52%
-----------------------------------------------------------------------------------------------------------------------
  S&P 500 Index(2)                                                    0.39%             0.09%                0.48%
-----------------------------------------------------------------------------------------------------------------------
  Utilities                                                           0.64%             0.03%                0.67%
-----------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUND, INC.(3)
  Emerging Markets Equity                                             0.42%             1.37%                1.79%
-----------------------------------------------------------------------------------------------------------------------
  Equity Growth                                                       0.29%             0.56%                0.85%
-----------------------------------------------------------------------------------------------------------------------
  International Magnum                                                0.29%             0.87%                1.16%
-----------------------------------------------------------------------------------------------------------------------
  U.S. Real Estate                                                    0.00%             1.10%                1.10%
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST(4)
  Emerging Growth                                                     0.32%             0.53%                0.85%
-----------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 1999, unless otherwise noted.

(2) Morgan Stanley Dean Witter Advisors Inc. has permanently undertaken to assume all expenses of the S&P 500 Index Portfolio (except for brokerage fees) and to waive the compensation provided in its management agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed .050% of the daily net assets of the S&P 500 Index Portfolio.

(3) Morgan Stanley Asset Management has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause "Total Portfolio Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been as follows:

    Equity Growth                                                         0.55%             0.56%                1.11%
    -----------------------------------------------------------------------------------------------------------------------
    U.S. Real Estate                                                      0.80%             1.10%                1.90%
    -----------------------------------------------------------------------------------------------------------------------
    International Magnum                                                  0.80%             0.87%                1.67%
    -----------------------------------------------------------------------------------------------------------------------
    Emerging Markets Equity                                               1.25%             1.10%                2.62%
    -----------------------------------------------------------------------------------------------------------------------

(4) Van Kampen Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Emerging Growth Portfolio for which it acts as investment adviser if such fees would cause "Total Portfolio Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been 0.70%, 0.18, and 0.88%, respectively.

                            8     - PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Performance Benefit Combination Option or the Death Benefit Combination Option.

THE EXAMPLE ASSUMES THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Sub-Account                                                    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------
Aggressive Equity                                               $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
Capital Growth                                                  $27        $ 82       $140       $296
-------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas"                                   $25        $ 77       $131       $280
-------------------------------------------------------------------------------------------------------
Dividend Growth                                                 $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
Emerging Growth                                                 $28        $ 86       $146       $309
-------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                         $38        $114       $193       $398
-------------------------------------------------------------------------------------------------------
Equity Growth                                                   $28        $ 86       $146       $309
-------------------------------------------------------------------------------------------------------
Equity                                                          $25        $ 75       $129       $275
-------------------------------------------------------------------------------------------------------
European Growth                                                 $31        $ 94       $160       $335
-------------------------------------------------------------------------------------------------------
Global Dividend Growth                                          $28        $ 85       $145       $307
-------------------------------------------------------------------------------------------------------
High Yield                                                      $25        $ 76       $130       $277
-------------------------------------------------------------------------------------------------------
Income Builder                                                  $28        $ 85       $144       $305
-------------------------------------------------------------------------------------------------------
International Magnum                                            $31        $ 95       $162       $339
-------------------------------------------------------------------------------------------------------
Money Market                                                    $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
Pacific Growth                                                  $34        $103       $175       $364
-------------------------------------------------------------------------------------------------------
Quality Income Plus                                             $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
Short-Term Bond                                                 $26        $ 79       $135       $286
-------------------------------------------------------------------------------------------------------
Strategist                                                      $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
S&P 500 Index                                                   $24        $ 74       $127       $272
-------------------------------------------------------------------------------------------------------
U.S. Real Estate                                                $31        $ 93       $159       $333
-------------------------------------------------------------------------------------------------------
Utilities                                                       $26        $ 80       $137       $291
-------------------------------------------------------------------------------------------------------

                            9     - PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Sub-Account                                                    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------
Aggressive Equity                                               $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
Capital Growth                                                  $27        $ 82       $140       $296
-------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas"                                   $25        $ 77       $131       $280
-------------------------------------------------------------------------------------------------------
Dividend Growth                                                 $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
Emerging Growth                                                 $28        $ 86       $146       $309
-------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                         $38        $114       $193       $398
-------------------------------------------------------------------------------------------------------
Equity Growth                                                   $28        $ 86       $146       $309
-------------------------------------------------------------------------------------------------------
Equity                                                          $25        $ 75       $129       $275
-------------------------------------------------------------------------------------------------------
European Growth                                                 $30        $ 92       $156       $328
-------------------------------------------------------------------------------------------------------
Global Dividend Growth                                          $28        $ 85       $145       $307
-------------------------------------------------------------------------------------------------------
High Yield                                                      $25        $ 76       $130       $277
-------------------------------------------------------------------------------------------------------
Income Builder                                                  $28        $ 85       $144       $305
-------------------------------------------------------------------------------------------------------
International Magnum                                            $31        $ 95       $162       $339
-------------------------------------------------------------------------------------------------------
Money Market                                                    $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
Pacific Growth                                                  $34        $103       $175       $364
-------------------------------------------------------------------------------------------------------
Quality Income Plus                                             $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
Short-Term Bond                                                 $26        $ 79       $135       $286
-------------------------------------------------------------------------------------------------------
Strategist                                                      $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
S&P 500 Index                                                   $24        $ 74       $127       $272
-------------------------------------------------------------------------------------------------------
U.S. Real Estate                                                $31        $ 93       $159       $334
-------------------------------------------------------------------------------------------------------
Utilities                                                       $26        $ 80       $137       $291
-------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE PERFORMANCE BENEFIT COMBINATION OPTION, OR THE DEATH BENEFIT COMBINATION OPTION, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.73%. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $54,945.

                            10    - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

                            11    - PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II AssetManager is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or , if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age for the Contract without any rider is age 90.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 27.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                            12    - PROSPECTUS

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $10,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this RIGHT TO CANCEL, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent applicable law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

                            13    - PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option and Death Benefit Combination Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            14    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 21 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO:                                          EACH PORTFOLIO SEEKS:                                     INVESTMENT ADVISER:
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity Portfolio                         Capital growth
Capital Growth Portfolio                            Long-term capital growth
Competitive Edge "Best Ideas" Portfolio             Long-term capital growth
Dividend Growth Portfolio                           Reasonable current income and long-term growth of
                                                    income and capital
Equity Portfolio                                    Growth of capital and, as a secondary objective, income
                                                    when consistent with its primary objective.
European Growth Portfolio                           Maximum capital appreciation on its investments
Global Dividend Growth Portfolio                    Reasonable current income and long-term growth of
                                                    income and capital
High Yield Portfolio                                High current income and, as a secondary objective,
                                                    capital
                                                    appreciation when consistent with its primary objective   Morgan Stanley Dean
                                                                                                             Witter Advisors, Inc.
Income Builder Portfolio                            Reasonable income and, as a secondary objective, growth
                                                    of capital
Money Market Portfolio                              High current income, preservation of capital, and
                                                    liquidity
Pacific Growth Portfolio                            Maximum capital appreciation on its investments
Quality Income Plus Portfolio                       High current income and, as a secondary objective,
                                                    capital appreciation when consistent with its primary
                                                    objective
Short-Term Bond Portfolio                           High current income consistent with preservation of
                                                    capital
Strategist Portfolio                                High total investment return
S&P 500 Index Portfolio                             Investment results that, before expenses, correspond to
                                                    the total return of the Standard and Poor's 500
                                                    Composite Stock Price Index
Utilities Portfolio                                 Current income and long-term growth of income and
                                                    capital
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity Portfolio                   Long-term capital appreciation
Equity Growth Portfolio                             Long-term capital appreciation
                                                                                                              Morgan Stanley Asset
                                                                                                                   Management
International Magnum Portfolio                      Long-term capital appreciation
U.S. Real Estate Portfolio                          Above-average current income and long-term capital
                                                    appreciation
VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio                           Capital appreciation                                        Van Kampen Asset
                                                                                                                Management Inc.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                            15    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer 3 dollar cost averaging options ("DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS"). The Fixed Account Options may not be available in all states. Northbrook may also limit the availability of the 6 and 12 Month Dollar Cost Averaging Options. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on pages 17-18, by allocating purchase payments to the BASIC DOLLAR COST AVERAGING OPTION. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. You also may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For current interest rate information, please contact your Morgan Stanley Dean Witter Financial Advisor or our customer support unit at 1-800-654-2397.

                            16    - PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

EXCESSIVE TRADING LIMITS
For Contracts issued after May 2, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time. In the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

                            17    - PROSPECTUS

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. This charge will be deducted on a pro-rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all of your money is allocated to the Fixed Account Options, as of the Contract Anniversary.

- After the Payout Start Date, we will waive this charge if:

- the Contract Value is $50,000 or more as of the Payout Start Date, or

- all income payments are fixed amount income payments.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.49% of the average daily net assets you have

                            18    - PROSPECTUS
invested in the Variable Sub-Accounts (1.62% if you select either the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option, and 1.73% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than 1 year. However, during each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant(unless the Settlement Value is used); and

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract. This waiver does not apply to Contracts owned by an Individual Retirement Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will

                            19    - PROSPECTUS
deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page .

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Active Assets Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.

                            20    - PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date;

- the first day of a calendar month; and

- no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1. -- LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2. -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

INCOME PLAN. -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to complete such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option or the Performance Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct

                            21    - PROSPECTUS
applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience, and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract, or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit is an optional benefit that you may elect. On the date we issue the rider for this benefit ("RIDER DATE"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the maximum age of any owner on the date we issue the contract is 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

                            22    - PROSPECTUS

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Performance Income Benefit may not be available in all states.

At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner(s)or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS
The Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect. If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. The Enhanced Death Benefit on the date we issue the rider for this option ("RIDER DATE") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows:

First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an

                            23    - PROSPECTUS
increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

- We will reduce the Enhanced Death Benefit by the percentage of any Contract Value withdrawn since the prior Contract Anniversary; and

- We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the maximum age of any owner on the date we issue the Contract rider is 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("RIDER DATE") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar- for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the maximum age of any owner on the date we issue the Contract rider is 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

If you select the Death Benefit Combination Option, the maximum age of any owner on the date we issue the Contract rider is 80.

PERFORMANCE BENEFIT COMBINATION OPTION. You may elect the Performance Death Benefit in combination with the Performance Income Benefit. We call this the "Performance Benefit Combination Option."

If you select the Performance Benefit Combination Option, the maximum age of any owner on the date we issue the Contract rider is 75.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, or the Death Benefit Combination Option will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

    - the life of the new Contract owner; or

    - for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the SETTLEMENT VALUE. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had

                            24    - PROSPECTUS
not occurred. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to the withdrawal.

If the new Contract owner is corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

DEATH OF ANNUITANT. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

MORE INFORMATION
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NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property- liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Northbrook. A.M. Best Company also assigns Northbrook the rating of A+(r) because Northbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Northbrook. Northbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

                            25    - PROSPECTUS

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 47 Variable Sub-Accounts, 21 of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center,

                            26    - PROSPECTUS

New York, New York 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 2.0% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Dean Witter. In addition, Dean Witter may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently being sent on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Northbrook.

YEAR 2000
Northbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Northbrook's older computer software programs recognized only the last two digits of the year in any date, some software may have failed to operate properly after the year 1999 if the software had not been reprogrammed or replaced ("YEAR 2000 ISSUE"). Northbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could have affected Northbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, to make them Year 2000 compliant. The plan also included Northbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Northbrook's exposure to them. As of the date of this prospectus, Northbrook believes that the Year 2000 Issue was successfully resolved and that such resolution will not materially affect its results of operations, liquidity or financial position.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

                            27    - PROSPECTUS

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a Beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

                            28    - PROSPECTUS

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2,

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

                            29    - PROSPECTUS

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) Plans. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date of employee

    - attains age 59 1/2,

    - separates from service,

    - dies,

    - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                            30    - PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub- Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub- Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                            31    - PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
-------------------------------------------------------------------

Base Policy
For the Years Beginning January 1*, and Ending December 31,
SUB-ACCOUNT                                                     1998       1999
AGGRESSIVE EQUITY VARIABLE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                     --       $10.000
Accumulation Unit Value, End of Period                           --       $14.450
Number of Units Outstanding, End of Period                       --        11,455
---------------------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $9.710
Accumulation Unit Value, End of Period                          $9.710    $12.738
Number of Units Outstanding, End of Period                       6,192     27,471
---------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS" SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $9.568
Accumulation Unit Value, End of Period                          $9.568    $11.948
Number of Units Outstanding, End of Period                      17,570     59,367
---------------------------------------------------------------------------------
EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000    $10.510
Accumulation Unit Value, End of Period                         $10.510    $21.141
Number of Units Outstanding, End of Period                      10,947     90,139
---------------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $8.119
Accumulation Unit Value, End of Period                          $8.119    $15.558
Number of Units Outstanding, End of Period                         123      8,933
---------------------------------------------------------------------------------
EQUITY GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $9.883
Accumulation Unit Value, End of Period                          $9.883    $13.564
Number of Units Outstanding, End of Period                      14,358     48,641
---------------------------------------------------------------------------------
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000    $10.273
Accumulation Unit Value, End of Period                         $10.273    $16.035
Number of Units Outstanding, End of Period                      34,510    277,235
---------------------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $9.014
Accumulation Unit Value, End of Period                          $9.014    $11.454
Number of Units Outstanding, End of Period                      22,053     84,846
---------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $9.886
Accumulation Unit Value, End of Period                          $9.886    $11.156
Number of Units Outstanding, End of Period                      15,232     80,482
---------------------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $9.685
Accumulation Unit Value, End of Period                          $9.685    $10.205
Number of Units Outstanding, End of Period                      18,227     38,046
---------------------------------------------------------------------------------
INTERNATIONAL MAGNUM SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $8.763
Accumulation Unit Value, End of Period                          $8.763    $10.797
Number of Units Outstanding, End of Period                       6,589     25,209
---------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000    $10.153
Accumulation Unit Value, End of Period                         $10.153    $10.470
Number of Units Outstanding, End of Period                      81,705    326,539
---------------------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000    $10.994
Accumulation Unit Value, End of Period                         $10.994    $17.972
Number of Units Outstanding, End of Period                       1,450     16,849

---------------------------------------------------------------------------------
Base Policy
For the Years Beginning January 1*, and Ending December 31,
SUB-ACCOUNT                                                     1998       1999
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000    $10.359
Accumulation Unit Value, End of Period                         $10.359     $9.755
Number of Units Outstanding, End of Period                     178,028    353,126
---------------------------------------------------------------------------------
SHORT-TERM BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                     --       $10.000
Accumulation Unit Value, End of Period                           --       $10.050
Number of Units Outstanding, End of Period                       --        11,170
---------------------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000    $10.343
Accumulation Unit Value, End of Period                         $10.343    $11.946
Number of Units Outstanding, End of Period                      70,036    198,638
---------------------------------------------------------------------------------
S&P 500 INDEX SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000    $10.382
Accumulation Unit Value, End of Period                         $10.382    $12.286
Number of Units Outstanding, End of Period                      35,394    167,065
---------------------------------------------------------------------------------
U.S. REAL ESTATE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000     $9.115
Accumulation Unit Value, End of Period                          $9.115     $8.839
Number of Units Outstanding, End of Period                       3,294     13,344
---------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $10.000    $10.904
Accumulation Unit Value, End of Period                         $10.904    $12.096
Number of Units Outstanding, End of Period                      46,349    137,439
---------------------------------------------------------------------------------

*The Contracts were first offered on July 20, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts commenced operations on or before July 20, 1998, except the Short-Term Bond and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED WITH THE ENHANCED OR PERFORMANCE DEATH BENEFIT
OPTION OR THE PERFORMANCE INCOME BENEFIT
-------------------------------------------------------------------

For the Years Beginning January 1*, and Ending December 31,
SUB-ACCOUNT                                                         1998             1999
-------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY VARIABLE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         --             $10.000
Accumulation Unit Value, End of Period                               --             $14.440
Number of Units Outstanding, End of Period                           --              40,515
-------------------------------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.704
Accumulation Unit Value, End of Period                              $9.704          $12.714
Number of Units Outstanding, End of Period                           5,153           30,798
-------------------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS" SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.562
Accumulation Unit Value, End of Period                              $9.562          $11.926
Number of Units Outstanding, End of Period                          24,807           72,820
-------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.095
Accumulation Unit Value, End of Period                             $10.095           $9.685
Number of Units Outstanding, End of Period                         165,990          662,841
-------------------------------------------------------------------------------------------
EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.504
Accumulation Unit Value, End of Period                             $10.504          $21.101
Number of Units Outstanding, End of Period                          31,051          108,684
-------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $8.114
Accumulation Unit Value, End of Period                              $8.114          $15.529
Number of Units Outstanding, End of Period                           3,925           16,698
-------------------------------------------------------------------------------------------
EQUITY GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.877
Accumulation Unit Value, End of Period                              $9.877          $13.539
Number of Units Outstanding, End of Period                          17,925          104,259
-------------------------------------------------------------------------------------------
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.267
Accumulation Unit Value, End of Period                             $10.267          $16.005
Number of Units Outstanding, End of Period                          80,117          471,331
-------------------------------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.008
Accumulation Unit Value, End of Period                              $9.008          $11.432
Number of Units Outstanding, End of Period                         206,430          194,903
-------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.881
Accumulation Unit Value, End of Period                              $9.881          $11.135
Number of Units Outstanding, End of Period                          39,311          128,434
-------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $8.861
Accumulation Unit Value, End of Period                              $8.861           $8.593
Number of Units Outstanding, End of Period                          38,215          123,235
-------------------------------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.679
Accumulation Unit Value, End of Period                              $9.679          $10.186
Number of Units Outstanding, End of Period                          16,832           52,500

-------------------------------------------------------------------------------------------
For the Years Beginning January 1*, and Ending December 31,
SUB-ACCOUNT                                                         1998             1999
INTERNATIONAL MAGNUM SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $8.758
Accumulation Unit Value, End of Period                              $8.758          $10.777
Number of Units Outstanding, End of Period                           9,575           30,807
-------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.147
Accumulation Unit Value, End of Period                             $10.147          $10.450
Number of Units Outstanding, End of Period                          85,827          436,501
-------------------------------------------------------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.353
Accumulation Unit Value, End of Period                             $10.353           $9.737
Number of Units Outstanding, End of Period                          52,778          249,824
-------------------------------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.987
Accumulation Unit Value, End of Period                             $10.987          $17.938
Number of Units Outstanding, End of Period                           1,623           38,449
-------------------------------------------------------------------------------------------
S&P 500 INDEX SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.376
Accumulation Unit Value, End of Period                             $10.376          $12.263
Number of Units Outstanding, End of Period                         104,952          349,707
-------------------------------------------------------------------------------------------
SHORT-TERM BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         --             $10.000
Accumulation Unit Value, End of Period                               --             $10.040
Number of Units Outstanding, End of Period                           --              11,485
-------------------------------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.337
Accumulation Unit Value, End of Period                             $10.337          $11.920
Number of Units Outstanding, End of Period                          24,056          162,824
-------------------------------------------------------------------------------------------
U.S. REAL ESTATE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.110
Accumulation Unit Value, End of Period                              $9.110           $8.822
Number of Units Outstanding, End of Period                          17,463           33,042
-------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.898
Accumulation Unit Value, End of Period                             $10.898          $12.073
Number of Units Outstanding, End of Period                          33,289          165,102
-------------------------------------------------------------------------------------------

*The Contracts including the Enhanced Death Benefit Option, the Performance
 Death Benefit Option, and the Performance Income Benefit Option were first offered on July 20, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT COMBINATION
OPTION OR THE DEATH BENEFIT COMBINATION OPTION
-------------------------------------------------------------------

For the Years Beginning January 1*, and Ending December 31,
SUB-ACCOUNT                                                         1998             1999
-------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY VARIABLE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         --             $10.000
Accumulation Unit Value, End of Period                               --             $14.430
Number of Units Outstanding, End of Period                           --              44,292
-------------------------------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.699
Accumulation Unit Value, End of Period                              $9.699          $12.694
Number of Units Outstanding, End of Period                          12,464           27,483
-------------------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS" SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.557
Accumulation Unit Value, End of Period                              $9.557          $11.906
Number of Units Outstanding, End of Period                          12,369           23,894
-------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.090
Accumulation Unit Value, End of Period                             $10.090           $9.670
Number of Units Outstanding, End of Period                          58,954          256,374
-------------------------------------------------------------------------------------------
EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.498
Accumulation Unit Value, End of Period                             $10.498          $21.066
Number of Units Outstanding, End of Period                          27,030          129,629
-------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $8.109
Accumulation Unit Value, End of Period                              $8.109          $15.503
Number of Units Outstanding, End of Period                           4,235           51,240
-------------------------------------------------------------------------------------------
EQUITY GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.872
Accumulation Unit Value, End of Period                              $9.872          $13.516
Number of Units Outstanding, End of Period                           --              16,474
-------------------------------------------------------------------------------------------
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.262
Accumulation Unit Value, End of Period                             $10.262          $15.980
Number of Units Outstanding, End of Period                          30,606          323,544
-------------------------------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.004
Accumulation Unit Value, End of Period                              $9.004          $11.414
Number of Units Outstanding, End of Period                          10,221           75,890
-------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.876
Accumulation Unit Value, End of Period                              $9.876          $11.117
Number of Units Outstanding, End of Period                          14,652           62,965
-------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $8.857
Accumulation Unit Value, End of Period                              $8.857           $8.580
Number of Units Outstanding, End of Period                          11,399           38,054
-------------------------------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.674
Accumulation Unit Value, End of Period                              $9.674          $10.169
Number of Units Outstanding, End of Period                           3,158           20,223

-------------------------------------------------------------------------------------------
For the Years Beginning January 1*, and Ending December 31,
SUB-ACCOUNT                                                         1998             1999
INTERNATIONAL MAGNUM SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $8.753
Accumulation Unit Value, End of Period                              $8.753          $10.759
Number of Units Outstanding, End of Period                           --              21,796
-------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.142
Accumulation Unit Value, End of Period                             $10.142          $10.440
Number of Units Outstanding, End of Period                          15,056          123,921
-------------------------------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.982
Accumulation Unit Value, End of Period                             $10.982          $17.910
Number of Units Outstanding, End of Period                           4,550           73,243
-------------------------------------------------------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.348
Accumulation Unit Value, End of Period                             $10.348           $9.721
Number of Units Outstanding, End of Period                          81,071          172,419
-------------------------------------------------------------------------------------------
SHORT-TERM BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                         --             $10.000
Accumulation Unit Value, End of Period                               --             $10.030
Number of Units Outstanding, End of Period                           --               5,436
-------------------------------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.332
Accumulation Unit Value, End of Period                             $10.332          $11.904
Number of Units Outstanding, End of Period                          18,089           68,969
-------------------------------------------------------------------------------------------
S&P 500 INDEX SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.371
Accumulation Unit Value, End of Period                             $10.371          $12.242
Number of Units Outstanding, End of Period                          41,697          168,103
-------------------------------------------------------------------------------------------
U.S. REAL ESTATE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000           $9.105
Accumulation Unit Value, End of Period                              $9.105           $8.807
Number of Units Outstanding, End of Period                           --              30,211
-------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                       $10.000          $10.892
Accumulation Unit Value, End of Period                             $10.892          $12.054
Number of Units Outstanding, End of Period                          19,644          100,464
-------------------------------------------------------------------------------------------

*The Contracts including the Death Benefit Combination Option were first offered on May 3, 1999. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

   DESCRIPTION
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
    Purchases
    Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------
   DESCRIPTION
----------------------------------------------------------------------------

   General Matters
    Incontestability
    Settlements
    Safekeeping of the Variable Account's Assets
    Premium Taxes
    Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

MORGAN STANLEY DEAN WITTER
VARIABLE ANNUITY II

NORTHBROOK LIFE INSURANCE COMPANY
P.O. BOX 94040
PALATINE, IL 60094
TELEPHONE NUMBER: 1-800-654-2397                  PROSPECTUS DATED MAY 2, 2000

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") is offering the Morgan Stanley Dean Witter Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 35 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 4 fixed account options ("FIXED ACCOUNT OPTIONS") and 31 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

        - MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

        - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.*

        - VAN KAMPEN LIFE INVESTMENT TRUST

        - AIM VARIABLE INSURANCE FUNDS

        - ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)

        - PUTNAM VARIABLE TRUST (CLASS IB SHARES)

* Effective May 1, 2000 (formerly known as Morgan Stanley Dean Witter Universal Funds, Inc.)

WE (Northbrook) have filed a Statement of Additional Information, dated May 2, 2000, with the Securities and Exchange Commission ("SEC "). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page B-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
    IMPORTANT      DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
     NOTICES       HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANY ONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                            1     - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          13
----------------------------------------------------------------------------
   Purchases                                                             14
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          16
----------------------------------------------------------------------------
      The Fixed Account Options                                          18
----------------------------------------------------------------------------
      Transfers                                                          19
----------------------------------------------------------------------------
   Expenses                                                              20
----------------------------------------------------------------------------
   Access To Your Money                                                  22
----------------------------------------------------------------------------
                                                                        PAGE
----------------------------------------------------------------------------

   Income Payments                                                       24
----------------------------------------------------------------------------
   Death Benefits                                                        26
----------------------------------------------------------------------------
   Longevity Reward Rider                                                28
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     29
----------------------------------------------------------------------------
      Northbrook                                                         29
----------------------------------------------------------------------------
      The Variable Account                                               29
----------------------------------------------------------------------------
      The Portfolios                                                     30
----------------------------------------------------------------------------
      The Contract                                                       30
----------------------------------------------------------------------------
      Qualified Plans                                                    31
----------------------------------------------------------------------------
      Legal Matters                                                      31
----------------------------------------------------------------------------
      Year 2000                                                          31
----------------------------------------------------------------------------
   Taxes                                                                 32
----------------------------------------------------------------------------
   Performance Information                                               35
----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                  A-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   B-1
----------------------------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                                        PAGE
----------------------------------------------------------------------------
   Accumulation Phase                                                     6
----------------------------------------------------------------------------
   Accumulation Unit                                                     12
----------------------------------------------------------------------------
   Accumulation Unit Value                                               12
----------------------------------------------------------------------------
   Annuitant                                                             13
----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                               20
----------------------------------------------------------------------------
   Automatic Additions Program                                           14
----------------------------------------------------------------------------
   Beneficiary                                                           13
----------------------------------------------------------------------------
   Cancellation Period                                                    4
----------------------------------------------------------------------------
   Contract*                                                              1
----------------------------------------------------------------------------
   Contract Anniversary                                                   5
----------------------------------------------------------------------------
   Contract Owner ("You")                                                13
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Contract Year                                                          5
----------------------------------------------------------------------------
   Death Benefit Anniversary                                             26
----------------------------------------------------------------------------
   Death Benefit Combination Option                                      27
----------------------------------------------------------------------------
   Dollar Cost Averaging Program                                         20
----------------------------------------------------------------------------
   Dollar Cost Averaging Fixed Account Options                           18
----------------------------------------------------------------------------
   Due Proof of Death                                                    26
----------------------------------------------------------------------------
   Enhanced Death Benefit Option                                         26
----------------------------------------------------------------------------
   Fixed Account Options                                                 18
----------------------------------------------------------------------------
   Free Withdrawal Amount                                                21
----------------------------------------------------------------------------
                                                                        PAGE
----------------------------------------------------------------------------

   Funds                                                                  1
----------------------------------------------------------------------------
   Guarantee Periods                                                     18
----------------------------------------------------------------------------
   Income Plan                                                           24
----------------------------------------------------------------------------
   Investment Alternatives                                                1
----------------------------------------------------------------------------
   Issue Date                                                             6
----------------------------------------------------------------------------
   Longevity Reward Rider                                                28
----------------------------------------------------------------------------
   Northbrook ("We")                                                     29
----------------------------------------------------------------------------
   Payout Phase                                                           6
----------------------------------------------------------------------------
   Payout Start Date                                                      6
----------------------------------------------------------------------------
   Performance Benefit Combination Option                                27
----------------------------------------------------------------------------
   Performance Death Benefit Option                                      27
----------------------------------------------------------------------------
   Performance Income Benefit Option                                     25
----------------------------------------------------------------------------
   Portfolios                                                             1
----------------------------------------------------------------------------
   Qualified Contracts                                                   13
----------------------------------------------------------------------------
   Right to Cancel                                                        4
----------------------------------------------------------------------------
   SEC                                                                    1
----------------------------------------------------------------------------
   Settlement Value                                                      27
----------------------------------------------------------------------------
   Systematic Withdrawal Program                                         22
----------------------------------------------------------------------------
   Valuation Date                                                        14
----------------------------------------------------------------------------
   Variable Account                                                       1
----------------------------------------------------------------------------
   Variable Sub-Account                                                   1
----------------------------------------------------------------------------

*If you purchase a group Contract we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to Contract in this prospectus include certificates unless the context requires otherwise. In certain states the Contract is available only as a group Contract.

                            3     - PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with an initial purchase payment as little as $1,000 (we may increase this minimum to as much as to $4,000). You can add to your Contract as often and as much as you like. Each payment must be at least $25. You
                                            must maintain a minimum account size of $500.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD " ). Upon cancellation, we will return your purchase payments adjusted, to the extent applicable law permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.35% of
                                               average daily net assets (1.48% if you select the
                                               ENHANCED DEATH BENEFIT OPTION, the PERFORMANCE DEATH
                                               BENEFIT OPTION, or the PERFORMANCE INCOME BENEFIT OPTION,
                                               and 1.59% if you select the PERFORMANCE BENEFIT
                                               COMBINATION OPTION, or the DEATH BENEFIT COMBINATION
                                               OPTION). If you qualify for and elect the Longevity
                                               Reward Rider, the annual fees are reduced by 0.07% under
                                               the basic policy or any Option listed above. See the
                                               description of each Option and the Rider for the
                                               availability of each.
                                            -  Annual contract maintenance charge of $30 (waived in
                                               certain cases)
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payment(s) withdrawn (with certain exceptions)
                                            -  Transfer fee of $25 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 35 investment alternatives including:
                                            -  4 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  31 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                            -  MORGAN STANLEY DEAN WITTER ADVISORS, INC.
                                            -  MORGAN STANLEY ASSET MANAGEMENT
                                            -  VAN KAMPEN ASSET MANAGEMENT INC.
                                            -  AIM ADVISORS, INC.
                                            -  ALLIANCE CAPITAL MANAGEMENT, L.P.
                                            -  PUTNAM INVESTMENT MANAGEMENT INC.
                                            To find out current rates being paid on the Fixed Account
                                            Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

                            4     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with payments guaranteed for 10 years
                                            -  joint and survivor life income
                                            -  guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer 3 Death Benefit Options.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative,
                                            whichever is less. Transfers to the GUARANTEE PERIODS must be at least $500.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year, which we measure from the
                                            date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge also may apply.

                            5     - PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 35 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 24. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE                                    PAYOUT START
          DATE           ACCUMULATION PHASE           DATE          PAYOUT PHASE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                            6     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see Expenses, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:     0          1          2          3
-----------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                     6%         5%         4%         3%
-----------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                                  $30.00***
-----------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                                       $25.00****
-----------------------------------------------------------------------------------------------------------------------------

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:     4          5          6+
----------------------------------------------------------------------------------
Applicable Charge:                                                                     2%         1%         0%
----------------------------------------------------------------------------------
Annual Contract Maintenance Charge
----------------------------------------------------------------------------------
Transfer Fee
----------------------------------------------------------------------------------

   *During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  **If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 28 for details.

 ***If you qualify for and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

****Applies solely to the thirteenth and subsequent transfers within a Contract
    Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.25%*
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expense                          1.35%
----------------------------------------------------------------------

*If you select the Enhanced Death Benefit Option, the Performance Death Benefit
 Option, or the Performance Income Benefit Option, the mortality and expense risk charge is 1.38%. If you select the Performance Benefit Combination Option, or the Death Benefit Combination Option, the mortality and expense risk charge is 1.49%. If you qualify for and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

                            7     - PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS) (1)

                                                         Management           Other           Rule 12b-1          Total Portfolio
Portfolio                                                   Fees             Expenses            Fees             Annual Expenses
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT
  SERIES
  Aggressive Equity                                         0.42%             0.10%                                    0.52%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Capital Growth                                            0.65%             0.07%                                    0.72%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Competitive Edge "Best Ideas"                             0.44%             0.12%                                    0.56%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Dividend Growth                                           0.51%             0.01%                                    0.52%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Equity                                                    0.49%             0.02%                                    0.51%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  European Growth                                           0.95%             0.09%                                    1.04%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Global Dividend Growth                                    0.75%             0.08%                                    0.83%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  High Yield                                                0.50%             0.03%                                    0.53%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Income Builder                                            0.75%             0.06%                                    0.81%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Money Market                                              0.50%             0.02%                                    0.52%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Pacific Growth                                            0.95%             0.47%                                    1.42%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Quality Income Plus                                       0.50%             0.02%                                    0.52%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond                                           0.45%             0.17%                                    0.62%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Strategist                                                0.50%             0.02%                                    0.52%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index(2)                                          0.39%             0.09%                                    0.48%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Utilities                                                 0.64%             0.03%                                    0.67%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
  Mid-Cap Value                                             0.43%             0.62%                                    1.05%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Equity                                   0.42%             1.37%                                    1.79%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  Equity Growth                                             0.29%             0.56%                                    0.85%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  International Magnum                                      0.29%             0.87%                                    1.16%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Real Estate                                          0.00%             1.10%                                    1.10%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital Appreciation Fund                        0.62%             0.11%                                    0.73%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund                                      0.63%             0.10%                                    0.73%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                       0.61%             0.15%                                    0.76%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (4)
  Growth Portfolio                                          0.75%             0.12%              0.25%                 1.12%
---------------------------------------------------------------------------------------------------------------------------------
  Growth and Income Portfolio                               0.63%             0.09%              0.25%                 0.97%
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Portfolio                                  1.00%             0.04%              0.25%                 1.29%
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES) (5)
  Putnam VT Growth and Income Fund                          0.46%             0.04%              0.15%                 0.65%
---------------------------------------------------------------------------------------------------------------------------------
  Putnam VT International Growth Fund                       0.80%             0.22%              0.15%                 1.17%
---------------------------------------------------------------------------------------------------------------------------------
  Putnam VT Voyager Fund                                    0.53%             0.04%              0.15%                 0.72%
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (6)
  Emerging Growth                                           0.67%             0.18%                                    0.85%
                                                                                                  ---
---------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 1999, unless otherwise noted.

(2) Morgan Stanley Dean Witter Advisors Inc. has permanently undertaken to assume all expenses of the S&P 500 Index Portfolio (except for brokerage fees) and to waive the compensation provided in its management agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed .050% of the daily net assets of the S &P 500 Index Portfolio.

                            8     - PROSPECTUS

(3) Morgan Stanley Asset Management has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment advisor for certain expenses of the Portfolios. The advisor may terminate this voluntary waiver at any time. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been as follows:

    Equity Growth                                             0.55%             0.56%             1.11%
    -----------------------------------------------------------------------------------------------------------------------------
    U.S. Real Estate                                          0.80%             1.10%             1.90%
    -----------------------------------------------------------------------------------------------------------------------------
    International Magnum                                      0.80%             0.87%             1.67%
    -----------------------------------------------------------------------------------------------------------------------------
    Emerging Markets Equity                                   1.25%             1.37%             2.62%
    -----------------------------------------------------------------------------------------------------------------------------
    Mid-Cap Value                                             0.75%             0.62%             1.37%
    -----------------------------------------------------------------------------------------------------------------------------

(4) Class B of the Alliance Variable Products Series Fund has a distribution plan or "Rule 12b-1 plan" as described in that Fund's prospectus. The Class B shares were first issued July 14, 1999.

(5) Figures shown in the table include amounts paid through expense offset and brokerage service arrangements.

(6) Van Kampen Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Emerging Growth Portfolio for which it acts as investment adviser if such fees would cause "Total Portfolio Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been 0.70%, 0.18% and 0.88%, respectively.

                            9     - PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Performance Benefit Combination Option or the Income and Death Benefit Combination Option.

The example assumes that any Portfolio expense waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Sub-Account                                                    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
  Aggressive Equity                                             $65        $ 94       $126       $251
-------------------------------------------------------------------------------------------------------
  Capital Growth                                                $67        $100       $136       $272
-------------------------------------------------------------------------------------------------------
  Competitive Edge "Best Ideas"                                 $65        $ 95       $128       $255
-------------------------------------------------------------------------------------------------------
  Dividend Growth                                               $65        $ 94       $126       $251
-------------------------------------------------------------------------------------------------------
  Equity                                                        $65        $ 94       $125       $250
-------------------------------------------------------------------------------------------------------
  European Growth                                               $70        $110       $152       $304
-------------------------------------------------------------------------------------------------------
  Global Dividend Growth                                        $68        $103       $141       $283
-------------------------------------------------------------------------------------------------------
  High Yield                                                    $65        $ 94       $126       $252
-------------------------------------------------------------------------------------------------------
  Income Builder                                                $68        $103       $140       $281
-------------------------------------------------------------------------------------------------------
  Money Market                                                  $65        $ 94       $126       $251
-------------------------------------------------------------------------------------------------------
  Pacific Growth                                                $74        $121       $171       $341
-------------------------------------------------------------------------------------------------------
  Quality Income Plus                                           $65        $ 94       $126       $251
-------------------------------------------------------------------------------------------------------
  Short-Term Bond                                               $66        $ 97       $131       $261
-------------------------------------------------------------------------------------------------------
  Strategist                                                    $65        $ 94       $126       $251
-------------------------------------------------------------------------------------------------------
  S&P 500 Index                                                 $64        $ 93       $123       $247
-------------------------------------------------------------------------------------------------------
  Utilities                                                     $66        $ 98       $133       $267
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Mid-Cap Value                                                 $70        $110       $153       $305
-------------------------------------------------------------------------------------------------------
  Emerging Markets Equity                                       $78        $133       $190       $376
-------------------------------------------------------------------------------------------------------
  Equity Growth                                                 $68        $104       $143       $285
-------------------------------------------------------------------------------------------------------
  International Magnum                                          $71        $113       $158       $316
-------------------------------------------------------------------------------------------------------
  U.S. Real Estate                                              $71        $112       $155       $310
-------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital Appreciation                                 $67        $100       $136       $273
-------------------------------------------------------------------------------------------------------
  AIM V.I. Growth                                               $67        $100       $136       $273
-------------------------------------------------------------------------------------------------------
  AIM V.I. Value                                                $67        $101       $138       $276
-------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
  Growth                                                        $71        $112       $156       $312
-------------------------------------------------------------------------------------------------------
  Growth and Income                                             $69        $108       $149       $297
-------------------------------------------------------------------------------------------------------
  Premier Growth                                                $73        $117       $165       $329
-------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
  Putnam VT Growth and Income                                   $66        $ 98       $132       $264
-------------------------------------------------------------------------------------------------------
  Putnam VT International Growth                                $71        $114       $159       $317
-------------------------------------------------------------------------------------------------------
  Putnam Voyager                                                $67        $100       $136       $272
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth                                               $68        $104       $143       $285
-------------------------------------------------------------------------------------------------------

                            10    - PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Sub-Account                                                    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
  Aggressive Equity                                             $22        $ 68       $117       $251
-------------------------------------------------------------------------------------------------------
  Capital Growth                                                $24        $ 74       $127       $272
-------------------------------------------------------------------------------------------------------
  Competitive Edge "Best Ideas"                                 $23        $ 70       $119       $255
-------------------------------------------------------------------------------------------------------
  Dividend Growth                                               $22        $ 68       $117       $251
-------------------------------------------------------------------------------------------------------
  Equity                                                        $22        $ 68       $117       $250
-------------------------------------------------------------------------------------------------------
  European Growth                                               $27        $ 84       $144       $304
-------------------------------------------------------------------------------------------------------
  Global Dividend Growth                                        $25        $ 78       $133       $283
-------------------------------------------------------------------------------------------------------
  High Yield                                                    $22        $ 69       $118       $252
-------------------------------------------------------------------------------------------------------
  Income Builder                                                $25        $ 77       $132       $281
-------------------------------------------------------------------------------------------------------
  Money Market                                                  $22        $ 68       $117       $251
-------------------------------------------------------------------------------------------------------
  Pacific Growth                                                $31        $ 96       $163       $341
-------------------------------------------------------------------------------------------------------
  Quality Income Plus                                           $22        $ 68       $117       $251
-------------------------------------------------------------------------------------------------------
  Short-Term Bond                                               $23        $ 71       $122       $261
-------------------------------------------------------------------------------------------------------
  Strategist                                                    $22        $ 68       $117       $251
-------------------------------------------------------------------------------------------------------
  S&P 500 Index                                                 $22        $ 67       $115       $247
-------------------------------------------------------------------------------------------------------
  Utilities                                                     $24        $ 73       $125       $267
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Mid-Cap Value                                                 $28        $ 85       $144       $305
-------------------------------------------------------------------------------------------------------
  Emerging Markets Equity                                       $35        $107       $181       $376
-------------------------------------------------------------------------------------------------------
  Equity Growth                                                 $26        $ 78       $134       $285
-------------------------------------------------------------------------------------------------------
  International Magnum                                          $29        $ 88       $150       $316
-------------------------------------------------------------------------------------------------------
  U.S. Real Estate                                              $28        $ 86       $147       $310
-------------------------------------------------------------------------------------------------------
AIM VARIABLE PRODUCTS SERIES FUND
  AIM V.I. Capital Appreciation                                 $24        $ 75       $128       $273
-------------------------------------------------------------------------------------------------------
  AIM V.I. Growth                                               $24        $ 75       $128       $273
-------------------------------------------------------------------------------------------------------
  AIM V.I. Value                                                $25        $ 76       $129       $276
-------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE INSURANCE FUNDS
  Growth                                                        $28        $ 87       $148       $312
-------------------------------------------------------------------------------------------------------
  Growth and Income                                             $27        $ 82       $140       $297
-------------------------------------------------------------------------------------------------------
  Premier Growth                                                $30        $ 92       $156       $329
-------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
  Putnam VT Growth and Income                                   $23        $ 72       $124       $264
-------------------------------------------------------------------------------------------------------
  Putnam VT International Growth                                $29        $ 88       $150       $317
-------------------------------------------------------------------------------------------------------
  Putnam VT Voyager                                             $26        $ 78       $134       $285
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth                                               $26        $ 78       $134       $285
-------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE PERFORMANCE BENEFIT COMBINATION OPTION, OR THE DEATH BENEFIT COMBINATION OPTION, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.49%. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $54,945.

                            11    - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

                            12    - PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age for the Contract, without any riders, is age 90.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 33.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time while the Annuitant is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

                            13    - PROSPECTUS

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $1,000. However, we reserve the right to raise that minimum to as much as $4,000. All subsequent purchase payments must be $25 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets-TM- Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as VALUATION DATES. If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this RIGHT TO CANCEL, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent applicable law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

                            14    - PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option and the Death Benefit Combination Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE. WE ALSO DETERMINE SEPARATE SETS OF ACCUMULATION UNIT VALUES THAT REFLECT THE COSTS UNDER THE LONGEVITY REWARD RIDER WITH THE BASIC POLICY AND WITH EACH OPTION LISTED ABOVE.

                            15    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 31 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO:                                          EACH PORTFOLIO SEEKS:                                     INVESTMENT ADVISER:
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity Portfolio                         Capital growth
Capital Growth Portfolio                            Long-term capital growth
Competitive Edge Best Ideas Portfolio               Long-term capital growth
Dividend Growth Portfolio                           Reasonable current income and long-term growth of
                                                    income and capital
Equity Portfolio                                    Growth of capital and, as a secondary objective, income
                                                    when consistent with its primary objective
European Growth Portfolio                           To maximize the capital appreciation on its investments
Global Dividend Growth Portfolio                    Reasonable current income and long-term growth of
                                                    income and capital
Income Builder Portfolio                            Reasonable income and, as a secondary objective, growth
                                                    of capital
                                                                                                                 Morgan Stanley
High Yield Portfolio                                High current income and, as a secondary objective,            Dean Witter
                                                    capital appreciation when consistent with its primary       Advisors, Inc.
                                                    objective
Mid-Cap Value                                       Above-average total return over a market cycle of three
                                                    to five years
Money Market Portfolio                              High current income, preservation of capital, and
                                                    liquidity
Pacific Growth Portfolio                            To maximize the capital appreciation on its investments
Quality Income Plus Portfolio                       High current income and, as a secondary objective,
                                                    capital appreciation when consistent with its primary
                                                    objective
Short-Term Bond Portfolio                           High current income consistent with preservation of
                                                    capital
Strategist Portfolio                                High total investment return
S&P 500 Index Portfolio                             Investment results that, before expenses, correspond to
                                                    the total return of the Standard and Poor's 500
                                                    Composite Stock Price Index
Utilities Portfolio                                 Current income and long term growth of income and
                                                    capital
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity Portfolio                   Long-term capital appreciation
Equity Growth Portfolio                             Long-term capital appreciation                            Morgan Stanley Asset
                                                                                                                   Management
International Magnum Portfolio                      Long-term capital appreciation
U.S. Real Estate Portfolio                          Above-average current income and long-term capital
                                                    appreciation

                            16    - PROSPECTUS


PORTFOLIO:                                          EACH PORTFOLIO SEEKS:                                     INVESTMENT ADVISER:
VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio                           Capital appreciation                                        Van Kampen Asset
                                                                                                                Management Inc.
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Capital Appreciation Fund                  Growth of capital
                                                                                                              A I M Advisors, Inc.
AIM V.I. Growth Fund                                Growth of capital
AIM V.I. Value Fund                                 Long-term growth of capital
ALLIANCE VARIABLE PRODUCTS SERIES FUND
Growth Portfolio                                    Long-term growth of capital. Current income is
                                                    incidental to the
                                                    Portfolio's objective
                                                                                                                Alliance Capital
Growth and Income Portfolio                         Reasonable current income and reasonable opportunity        Management, L.P.
                                                    for appreciation
Premier Growth Portfolio                            Growth of capital by pursuing aggressive investment
                                                    policies
PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund                    Capital growth and current income
                                                                                                               Putnam Investment
                                                                                                                Management, Inc.
Putnam VT International Growth Fund                 Capital appreciation
Putnam VT Voyager Fund                              Capital appreciation

* A portfolios' investment objective may be changed by the Funds' Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                            17    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. You may choose from among 4 Fixed Account Options including 3 dollar cost averaging options ("DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS") and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Northbrook may also limit the availability of the 6 and 12 Month Dollar Cost Averaging Options. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 20, by allocating purchase payments to the BASIC DOLLAR COST AVERAGING OPTION. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. You also may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Northbrook at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the owner of the interest rate(s) for the Contract Year then starting.

                            18    - PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,00 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary. These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

EXCESSIVE TRADING LIMITS
For Contracts issued after May 2, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure

                            19    - PROSPECTUS
that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

                            20    - PROSPECTUS

The contract maintenance charge is waived under certain circumstances if you qualify for and elect the Longevity Reward Rider. See "Longevity Reward Rider" on page 28 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select either the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and 1.49% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Performance Income Benefit Option to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the Issue Date or the most recent Contract Anniversary, whichever is later without paying a withdrawal charge. Unused portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on pages 28 and 29 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant, unless the Settlement Value is used and

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice

                            21    - PROSPECTUS
and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 8 and 9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 24.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Active Assets-TM-Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

                            22    - PROSPECTUS

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.

                            23    - PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date;

- the first day of a calendar month; and

- no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount note equal to the assumed annual investment note that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed

                            24    - PROSPECTUS
income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit is an optional benefit that you may elect. On the date we issue the rider for this benefit ("RIDER DATE"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the maximum age of any owner on the date we issue the contract is 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to

                            25    - PROSPECTUS
any Income Plan. The Performance Income Benefit may not be available in all states.

At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS
The Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect. If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. The Enhanced Death Benefit on the date we issue the rider for this option ("RIDER DATE") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows:

                            26    - PROSPECTUS

First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

- We will reduce the Enhanced Death Benefit by the percentage of any Contract Value withdrawn since the prior Contract Anniversary; and

- We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the maximum age of any owner on the date we issue the Contract Rider is 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("RIDER DATE") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar- for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the maximum age of any owner on the date we issue the Contract Rider is 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

If you select the Death Benefit Combination Option, the maximum age of any owner on the date we issue the Contract rider is 80.

PERFORMANCE BENEFIT COMBINATION OPTION. You may elect the Performance Death Benefit in combination with the Performance Income Benefit. We call this the "Performance Benefit Combination Option."

If you select the Performance Benefit Combination Option, the maximum age of any owner on the date we issue the Contract rider is 75.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, or the Death Benefit Combination Option will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

    - the life of the new Contract owner; or

    - for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the SETTLEMENT VALUE. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had

                            27    - PROSPECTUS
not occurred. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to the withdrawal. If you qualify for and elect (before the date of death) the Longevity Reward Rider, on the date the Contract is continued, the Contract Value will equal the amount of the death benefit. See "Longevity Reward Rider" on page 28 for details.

If the new Contract owner is corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

DEATH OF ANNUITANT. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

LONGEVITY REWARD RIDER
-------------------------------------------------------------------

The Longevity Reward Rider, which is currently pending regulatory approval, is not yet available so please check with your Morgan Stanley Dean Witter Financial Advisor. In some states, the Longevity Reward Rider will be called the Long-Term Retention Rider. THE RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO MAKE A WITHDRAWAL WITHIN THE FIRST THREE YEARS OF THE RIDER DATE.

ELIGIBILITY
You may elect the Longevity Reward Rider at any time during the Accumulation Phase if all purchase payments have a 0% early withdrawal charge.

MORTALITY AND EXPENSE RISK CHARGE
If you elect the Rider, then commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge (M&E charge) by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Option). The 0.10% administrative expense charge remains unchanged under the Rider.

CONTRACT MAINTENANCE CHARGE
If you elect the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE
If the surviving spouse continues the Contract as described under Death Benefit Payments on page 27, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 p.m. Central Time). All ownership rights

                            28    - PROSPECTUS
under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE
If you elect the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

EXISTING PURCHASE PAYMENTS    NEW PURCHASE PAYMENTS     Withdrawal Charge
 Number of Complete Years      Number of Complete      (as a Percentage of
   Since the Rider Date      Years Since We Received     New or Existing
                              the New Purchase Pay-     Purchase Payments
                              ment Being Withdrawn         Withdrawn)
--------------------------------------------------------------------------
          0                             0                       3%
--------------------------------------------------------------------------
          1                             1                       2%
--------------------------------------------------------------------------
          2                             2                       1%
--------------------------------------------------------------------------
          3  +                          3+                      0%
--------------------------------------------------------------------------

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT
If you elect the Rider, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Year, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

MORE INFORMATION
-------------------------------------------------------------------

NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized in under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Northbrook. A.M. Best Company also assigns Northbrook the rating of A+(r) because Northbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Northbrook. Northbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable

                            29    - PROSPECTUS

Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 47 Variable Sub-Accounts, 31 of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Dean Witter is a member of the

                            30    - PROSPECTUS

New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.125% of the average net assets of the Fixed Account to Dean Witter. In addition, Dean Witter may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

YEAR 2000
Northbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Northbrook's older computer software programs recognized only the last two digits of the year in any date, some software may have failed to operate properly after the year 1999 if the software had not been reprogrammed or replaced ("YEAR 2000 ISSUE"). Northbrook believes that many of its countrer parties and suppliers also had potential Year 2000 Issues which could have affected Northbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, to make them Year 2000 compliant. The plan also included Northbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Northbrook's exposure to them. As of the date of this prospectus, Northbrook believes that the Year 2000 Issue was successfully resolved and that such resolution will not materially affect its results of operations, liquidity or financial position.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

                            31    - PROSPECTUS

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are adequately diversified according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. Qualified distributions from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a Beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

                            32    - PROSPECTUS

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary

                            33    - PROSPECTUS
reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date of employee

    - attains age 59 1/2,

    - separates from service,

    - dies,

    - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                            34    - PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                            35    - PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
-------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                        1990       1991        1992         1993         1994         1995
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                 --        $10.000     $12.697      $12.731      $11.682      $11.379
Accumulation Unit Value, End of Period                       --        $12.697     $12.731      $11.682      $11.379      $14.923
Number of Units Outstanding, End of Period                   --        901,617   2,655,336    3,556,779    3,411,788    3,917,752
---------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period               $10.000     $11.037     $13.911      $14.844      $16.746      $15.981
Accumulation Unit Value, End of Period                     $11.037     $13.911     $14.844      $16.746      $15.981      $21.505
Number of Units Outstanding, End of Period                 159,555   2,004,718   7,123,073   21,941,369   28,980,558   33,515,201
---------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period               $10.000     $10.706     $16.799      $16.599      $19.604      $18.392
Accumulation Unit Value, End of Period                     $10.706     $16.799     $16.599      $19.604      $18.392      $25.864
Number of Units Outstanding, End of Period                  15,701     369,133   1,417,732    5,917,819    8,914,107   10,835,413
---------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                 --        $10.000     $10.020      $10.280      $14.290      $15.278
Accumulation Unit Value, End of Period                       --        $10.020     $10.280      $14.290      $15.278      $18.976
Number of Units Outstanding, End of Period                   --        248,922     719,495    4,448,126    8,491,681    8,587,679
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                 --         --          --           --          $10.000       $9.912
Accumulation Unit Value, End of Period                       --         --          --           --           $9.912      $11.935
Number of Units Outstanding, End of Period                   --         --          --           --       12,306,690   15,325,898
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period               $10.000      $8.932     $13.982      $16.336      $20.022      $19.264
Accumulation Unit Value, End of Period                      $8.932     $13.982     $16.336      $20.022      $19.264      $21.859
Number of Units Outstanding, End of Period                   1,574      64,097     377,434    2,451,231    4,082,485    5,536,230
---------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period               $10.000     $10.111     $10.549      $10.765      $10.913      $11.178
Accumulation Unit Value, End of Period                     $10.111     $10.549     $10.765      $10.913      $11.178      $11.653
Number of Units Outstanding, End of Period                 345,667   1,864,548   3,481,984    7,643,579   19,047,342   17,483,665
---------------------------------------------------------------------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                        1990       1991        1992         1993         1994         1995
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                 --         --          --           --          $10.000       $9.221
Accumulation Unit Value, End of Period                       --         --          --           --           $9.221       $9.619
Number of Units Outstanding, End of Period                   --         --          --           --        7,080,863    8,865,898
---------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period               $10.000     $10.403     $12.163      $12.993      $14.487      $13.344
Accumulation Unit Value, End of Period                     $10.403     $12.163     $12.993      $14.487      $13.344      $16.373
Number of Units Outstanding, End of Period                 175,839   1,221,348   6,701,534   26,314,453   25,348,646   26,735,500
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period               $10.000     $10.483     $13.266      $14.035      $15.286      $15.675
Accumulation Unit Value, End of Period                     $10.483     $13.266     $14.035      $15.286      $15.675      $16.919
Number of Units Outstanding, End of Period                   5,854     778,440   3,385,842   11,837,077   18,218,900   17,717,645
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                 --         --          --           --           --           --
Accumulation Unit Value, End of Period                       --         --          --           --           --           --
Number of Units Outstanding, End of Period                   --         --          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period               $10.000     $10.471     $12.454      $13.840      $15.798      $14.180
Accumulation Unit Value, End of Period                     $10.471     $12.454     $13.840      $15.798      $14.180      $17.999
Number of Units Outstanding, End of Period                 130,114   1,615,460   6,626,508   25,354,331   22,552,568   22,626,178
---------------------------------------------------------------------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,
Continued 1996 through 1999
VARIABLE SUB-ACCOUNT                                             1996               1997               1998               1999
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                      --                 --                 --                $10.000
Accumulation Unit Value, End of Period                            --                 --                 --                $14.447
Number of Units Outstanding, End of Period                        --                 --                    N/A            924,675
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                     $14.923            $16.421            $20.177            $23.806
Accumulation Unit Value, End of Period                           $16.421            $20.177            $23.806            $31.319
Number of Units Outstanding, End of Period                     4,277,823          4,469,790          3,662,958          3,251,167
---------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                      --                 --                $10.000             $9.728
Accumulation Unit Value, End of Period                            --                 --                 $9.728            $12.177
Number of Units Outstanding, End of Period                        --                 --              1,432,745          1,766,647
---------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $21.505            $26.298            $32.590            $36.725
Accumulation Unit Value, End of Period                           $26.298            $32.590            $36.725            $35.384
Number of Units Outstanding, End of Period                    38,902,776         39,673,542         36,334,173         31,771,950
---------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                      --                 --                $10.000            $11.997
Accumulation Unit Value, End of Period                            --                 --                $11.997            $24.191
Number of Units Outstanding, End of Period                        --                 --                254,704          1,761,875
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                      --                 --                $10.000             $7.102
Accumulation Unit Value, End of Period                            --                 --                 $7.102            $13.643
Number of Units Outstanding, End of Period                        --                 --                 82,002            609,573
---------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                     $25.864            $28.669            $38.873            $50.025
Accumulation Unit Value, End of Period                           $28.669            $38.873            $50.025            $78.284
Number of Units Outstanding, End of Period                    13,438,192         13,511,972         12,608,741         13,033,466
---------------------------------------------------------------------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,
Continued 1996 through 1999
VARIABLE SUB-ACCOUNT                                             1996               1997               1998               1999
---------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                      --                 --                $10.000            $10.104
Accumulation Unit Value, End of Period                            --                 --                $10.104            $13.901
Number of Units Outstanding, End of Period                        --                 --                822,038          1,653,843
---------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $18.976            $24.335            $27.870            $34.083
Accumulation Unit Value, End of Period                           $24.335            $27.870            $34.083            $43.419
Number of Units Outstanding, End of Period                    10,006,937          9,765,284          8,967,887          7,442,535
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $11.935            $13.845            $15.304            $16.991
Accumulation Unit Value, End of Period                           $13.845            $15.304            $16.991            $19.219
Number of Units Outstanding, End of Period                    19,847,332         21,662,482         17,634,472         15,377,323
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $21.859            $24.148            $26.652            $24.658
Accumulation Unit Value, End of Period                           $24.148            $26.652            $24.658            $24.009
Number of Units Outstanding, End of Period                     7,988,916          8,797,892          8,199,142          6,186,696
---------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                      --                $10.000            $12.084            $12.297
Accumulation Unit Value, End of Period                            --                $12.084            $12.297            $12.997
Number of Units Outstanding, End of Period                        --              2,364,583          2,979,980          2,557,977
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                      --                 --                $10.000             $9.790
Accumulation Unit Value, End of Period                            --                 --                 $9.790            $12.092
Number of Units Outstanding, End of Period                        --                 --                136,628            281,569
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $11.653            $12.084            $12.546            $12.979
Accumulation Unit Value, End of Period                           $12.084            $12.546            $12.979             $13.46
Number of Units Outstanding, End of Period                    21,476,904         18,625,330         21,159,031         17,541,394
---------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $16.373            $16.404            $17.983            $19.265
Accumulation Unit Value, End of Period                           $16.404            $17.983            $19.265            $18.200
Number of Units Outstanding, End of Period                    24,233,104         20,839,536         20,312,197         16,872,144
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                      --                 --                 --                $10.000
Accumulation Unit Value, End of Period                            --                 --                 --                $10.065
Number of Units Outstanding, End of Period                        --                 --                 --                127,159
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                     $16.919            $19.199            $21.540            $26.875
Accumulation Unit Value, End of Period                           $19.199            $21.540            $26.875            $31.136
Number of Units Outstanding, End of Period                    17,132,441         16,153,105         14,574,012         13,273,409
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                      --                 --                $10.000            $11.126
Accumulation Unit Value, End of Period                            --                    (Y)            $11.126            $13.198
Number of Units Outstanding, End of Period                        --                 --              1,722,709          4,729,418
---------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                      --                 --                $10.000             $9.062
Accumulation Unit Value, End of Period                            --                 --                 $9.062             $8.808
Number of Units Outstanding, End of Period                        --                 --                 79,729            230,000
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                     $17.999            $19.298            $24.208            $29.461
Accumulation Unit Value, End of Period                           $19.298            $24.208            $29.461            $32.870
Number of Units Outstanding, End of Period                    19,259,329         15,172,387         13,541,542         11,688,649
---------------------------------------------------------------------------------------------------------------------------------

*The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth,
 Equity and Strategist Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder Sub-Account commenced operations on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets, and Emerging Growth Sub-Accounts commenced operations on March 16, 1998. The U.S. Real Estate, S&P 500 Index, and Competitive Edge "Best Ideas" Sub-Accounts commenced operations on

 May 18, 1998. The Short-Term Bond and Aggressive Equity Variable Sub-Accounts commenced operations on May 3, 1999. The Mid-Cap Value, Capital Appreciation, Growth (AIM Fund), Value, Growth (Alliance Fund), Growth and Income (Alliance
 Fund), Premier Growth, Growth and Income (Putnam Fund), International Growth, and Voyager Variable Sub-Accounts ("New Sub-Accounts") commenced operations on January 31, 2000. No Accumulation Unit data is shown for the New Sub-Accounts. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH SUB-ACCOUNT SINCE INCEPTION FOR CONTRACTS WITH THE ENHANCED DEATH BENEFIT OPTION, THE PERFORMANCE DEATH BENEFIT
OPTION OR THE PERFORMANCE INCOME BENEFIT OPTION
-------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                            1995             1996               1997               1998               1999
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                 --                $10.000
Accumulation Unit Value, End of Period           --               --                 --                 --                $14.465
Number of Units Outstanding, End of
 Period                                          --               --                 --                 --              1,122,012
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of
 Period                                        $13.895           $14.920            $16.397            $20.121            $23.717
Accumulation Unit Value, End of Period         $14.920           $16.397            $20.121            $23.717            $31.150
Number of Units Outstanding, End of
 Period                                         36,005           509,094          1,365,427          1,687,847          1,636,053
---------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                $10.000             $9.720
Accumulation Unit Value, End of Period           --               --                 --                 $9.720            $12.152
Number of Units Outstanding, End of
 Period                                          --               --                 --              1,965,368          2,481,411
---------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of
 Period                                        $20.068           $21.500            $26.259            $32.498            $36.593
Accumulation Unit Value, End of Period         $21.500           $26.259            $32.498            $36.593            $35.192
Number of Units Outstanding, End of
 Period                                        366,928         4,586,699         13,973,141         19,936,437         20,053,835
---------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                $10.000            $11.985
Accumulation Unit Value, End of Period           --               --                 --                $11.985            $24.135
Number of Units Outstanding, End of
 Period                                          --               --                 --                402,082          2,522,689
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                $10.000             $7.095
Accumulation Unit Value, End of Period           --               --                 --                 $7.095            $13.679
Number of Units Outstanding, End of
 Period                                          --               --                 --                 94,600            689,216
---------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of
 Period                                        $24.677           $25.858            $28.626            $38.764            $49.825
Accumulation Unit Value, End of Period         $25.858           $28.626            $38.764            $49.825            $77.861
Number of Units Outstanding, End of
 Period                                        215,961         2,302,720          5,454,409          7,931,260         10,374,793
---------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                $10.000            $10.094
Accumulation Unit Value, End of Period           --               --                 --                $10.094            $13.869
Number of Units Outstanding, End of
 Period                                          --               --                 --              1,530,819          2,952,648
---------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of
 Period                                        $18.486           $18.972            $24.298            $27.792            $33.944
Accumulation Unit Value, End of Period         $18.972           $24.298            $27.792            $33.944            $43.185
Number of Units Outstanding, End of
 Period                                         62,011         1,143,635          3,091,981          4,668,539          4,444,148
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of
 Period                                        $11.250           $11.932            $13.824            $15.260            $16.291
Accumulation Unit Value, End of Period         $11.932           $13.824            $15.260            $16.921            $19.115
Number of Units Outstanding, End of
 Period                                        155,023         2,364,163          7,789,952          8,929,904          8,775,455
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of
 Period                                        $21.462           $21.855            $24.112            $26.577            $24.563
Accumulation Unit Value, End of Period         $21.855           $24.112            $26.577            $24.563            $23.879
Number of Units Outstanding, End of
 Period                                         66,987         1,462,866          8,797,892          5,304,510          4,203,079
---------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of
 Period                                          --               --                $10.000            $12.069            $12.274
Accumulation Unit Value, End of Period           --               --                $12.069            $12.274            $12.947
Number of Units Outstanding, End of
 Period                                          --               --              2,024,851          3,652,211          3,113,231
---------------------------------------------------------------------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                            1995             1996               1997               1998               1999
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                $10.000             $9.780
Accumulation Unit Value, End of Period           --               --                 --                 $9.780            $12.063
Number of Units Outstanding, End of
 Period                                          --               --                 --                170,897            416,818
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of
 Period                                        $11.579           $11.651            $12.065            $12.511            $12.963
Accumulation Unit Value, End of Period         $11.651           $12.065            $12.511            $12.963            $13.390
Number of Units Outstanding, End of
 Period                                        511,096         3,424,292          5,406,175          8,938,860         10,276,270
---------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of
 Period                                         $9.352            $9.617             $9.843             $6.042             $5.334
Accumulation Unit Value, End of Period          $9.617            $9.843             $6.042             $5.334             $8.730
Number of Units Outstanding, End of
 Period                                         97,952         1,411,508          2,105,514          2,456,851          4,058,485
---------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of
 Period                                        $15.746           $16.370            $16.379            $17.932            $19.200
Accumulation Unit Value, End of Period         $16.370           $16.379            $17.932            $19.200            $18.101
Number of Units Outstanding, End of
 Period                                        142,004         1,095,796          3,843,253          5,109,593          5,167,349
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                 --                $10.000
Accumulation Unit Value, End of Period           --               --                 --                 --                $10.056
Number of Units Outstanding, End of
 Period                                          --               --                 --                 --                121,549
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of
 Period                                        $16.490           $16.915            $19.170            $21.479            $26.783
Accumulation Unit Value, End of Period         $16.915           $19.170            $21.479            $26.783            $30.968
Number of Units Outstanding, End of
 Period                                         91,983           903,817          3,529,096                             6,559,093
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                $10.000            $11.117
Accumulation Unit Value, End of Period           --               --                 --                $11.117            $13.170
Number of Units Outstanding, End of
 Period                                          --               --                 --              2,003,301          6,209,831
---------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of
 Period                                          --               --                 --                $10.000             $9.054
Accumulation Unit Value, End of Period           --               --                 --                 $9.054             $8.790
Number of Units Outstanding, End of
 Period                                          --               --                 --                 80,782            194,964
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of
 Period                                        $16.972           $17.995            $19.268            $24.140            $29.438
Accumulation Unit Value, End of Period         $17.995           $19.268            $24.140            $29.438            $32.693
Number of Units Outstanding, End of
 Period                                        165,046           822,723          1,753,743          3,510,503          4,016,659
---------------------------------------------------------------------------------------------------------------------------------

*Contracts with the Enhanced Death Benefit Option, the Performance Death Benefit
 Option, or the Performance Income Benefit Option were first made available for all of the above Variable Sub-Accounts on October 30, 1995, except that they became available for the Income Builder Variable Sub-Account on January 21, 1997, and for the Equity Growth, International Magnum, Emerging Markets, Emerging Growth, U.S. Real Estate, S&P 500 Index, Competitive Edge "Best Ideas", Short-Term Bond and Aggressive Equity Variable Sub-Accounts on the day those Variable Sub-Accounts commenced operations. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%. The additional 0.13% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option. No Accumulation Unit data is shown for the new Sub-Accounts which commenced operations as of the date of this prospectus.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH SUB-ACCOUNT SINCE INCEPTION FOR CONTRACTS WITH
THE PERFORMANCE BENEFIT COMBINATION OPTION OR THE DEATH BENEFIT COMBINATION
OPTION
-------------------------------------------------------------------

For the Period Beginning January 20 and Ending December 31,
VARIABLE SUB-ACCOUNT                                            1998        1999
-----------------------------------------------------------------------------------
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                    --          $10.000
Accumulation Unit Value, End of Period                          --          $14.454
Number of Units Outstanding, End of Period                      --          458,487
-----------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                  $19.356       $23.373
Accumulation Unit Value, End of Period                        $23.373       $30.663
Number of Units Outstanding, End of Period                     41,885       128,657
-----------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                  $10.000        $9.714
Accumulation Unit Value, End of Period                         $9.714       $12.130
Number of Units Outstanding, End of Period                    178,762       489,657
-----------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $32.096       $36.031
Accumulation Unit Value, End of Period                        $36.031       $34.614
Number of Units Outstanding, End of Period                    528,141     1,434,477
-----------------------------------------------------------------------------------
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000       $12.590
Accumulation Unit Value, End of Period                        $12.590       $24.088
Number of Units Outstanding, End of Period                     82,427       818,855
-----------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                  $10.000        $7.089
Accumulation Unit Value, End of Period                         $7.089       $13.584
Number of Units Outstanding, End of Period                     19,500       210,592
-----------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                  $38.177       $49.060
Accumulation Unit Value, End of Period                        $49.060       $76.581
Number of Units Outstanding, End of Period                    221,631       950,293
-----------------------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                  $10.000       $10.370
Accumulation Unit Value, End of Period                        $10.370       $13.842
Number of Units Outstanding, End of Period                    154,201       495,861
-----------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                  $27.627       $33.452
Accumulation Unit Value, End of Period                        $33.452       $42.510
Number of Units Outstanding, End of Period                    175,357       392,050
-----------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                  $15.193       $16.794
Accumulation Unit Value, End of Period                        $16.794       $18.951
Number of Units Outstanding, End of Period                    156,429       488,336
-----------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                  $26.463       $24.176
Accumulation Unit Value, End of Period                        $24.176       $23.477
Number of Units Outstanding, End of Period                    137,884       290,136
-----------------------------------------------------------------------------------

For the Period Beginning January 20 and Ending December 31,
VARIABLE SUB-ACCOUNT                                            1998        1999
-----------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                  $12.036       $12.248
Accumulation Unit Value, End of Period                        $12.248       $12.906
Number of Units Outstanding, End of Period                    164,457       270,771
-----------------------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                  $10.000        $9.771
Accumulation Unit Value, End of Period                         $9.771       $12.040
Number of Units Outstanding, End of Period                     31,933       172,588
-----------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                  $12.355       $12.766
Accumulation Unit Value, End of Period                        $12.766       $13.166
Number of Units Outstanding, End of Period                    673,034     1,263,421
-----------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                   $5.587        $5.294
Accumulation Unit Value, End of Period                         $5.294        $8.655
Number of Units Outstanding, End of Period                     52,484       390,608
-----------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                  $17.841       $18.906
Accumulation Unit Value, End of Period                        $18.906       $17.804
Number of Units Outstanding, End of Period                    169,761       328,139
-----------------------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                    --          $10.000
Accumulation Unit Value, End of Period                          --          $10.049
Number of Units Outstanding, End of Period                      --           34,942
-----------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                  $21.497       $26.371
Accumulation Unit Value, End of Period                        $26.371       $30.459
Number of Units Outstanding, End of Period                    472,816     1,004,838
-----------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                  $10.000       $11.110
Accumulation Unit Value, End of Period                        $11.110       $13.146
Number of Units Outstanding, End of Period                    283,511     1,877,442
-----------------------------------------------------------------------------------
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                  $10.000        $9.048
Accumulation Unit Value, End of Period                         $9.048        $8.774
Number of Units Outstanding, End of Period                     37,193        93,827
-----------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                  $23.622       $28.985
Accumulation Unit Value, End of Period                        $28.985       $32.155
Number of Units Outstanding, End of Period                    159,860       340,744
-----------------------------------------------------------------------------------

*Contracts with the Performance Benefit Combination Option were first made available for all of the above Variable Sub-Accounts on December 7, 1998, except that they first became available for the Short-Term Bond and Aggressive Equity Variable Sub-Accounts on May 2, 1999, and for the Equity Growth, International Magnum, Emerging Markets, Emerging Growth, U.S. Real Estate, S&P 500 Index, and Competitive Edge "Best Ideas" Variable Sub-Accounts on the day those Variable Sub-Accounts commenced operations. Contracts with the Death Benefit Combination Option were first made available for all of the above Variable Sub-Accounts on May 2, 1999. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%. The additional 0.24% mortality and expense risk charge is applicable to Contract owners who selected either the Performance Benefit Combination Option or the Death Benefit Combination Option.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

                             DESCRIPTION                                PAGE
----------------------------------------------------------------------  ----
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments                   2
----------------------------------------------------------------------------
   The Contract                                                           3
    Purchases                                                             3
    Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)          3
----------------------------------------------------------------------------
   Performance Information                                                4
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values                               17
----------------------------------------------------------------------------
   Calculation of Variable Income Payments                               18
----------------------------------------------------------------------------

----------------------------------------------------------------------------

                             DESCRIPTION                                PAGE
----------------------------------------------------------------------  ----
   General Matters                                                       19
    Incontestability                                                     19
    Settlements                                                          19
    Safekeeping of the Variable Account's Assets                         19
    Premium Taxes                                                        19
    Tax Reserves                                                         19
----------------------------------------------------------------------------
   Federal Tax Matters                                                   20
----------------------------------------------------------------------------
   Qualified Plans                                                       21
----------------------------------------------------------------------------
   Experts                                                               22
----------------------------------------------------------------------------
   Financial Statements                                                  23
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

               THE MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II

Northbrook Life Insurance Company           Statement of Additional Information
Northbrook Variable Annuity Account II                        dated May 2, 2000
Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Dean Witter Variable Annuity II Contracts
("VAII Contracts") and the Morgan Stanley Dean Witter Variable Annuity II AssetManager Contracts ("AssetManager Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 2, 2000, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract desribed above.

                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments                         2
The Contract                                                                 3
         Purchases                                                           3
         Tax-free Exchanges (1035 Exchanges, Rollovers and
                                Transfers)                                   3
Performance Information                                                      4
Calculation of Accumulation Unit Values                                     20
Calculation of Variable Income Payments                                     21
General Matters                                                             22
          Incontestability                                                  22
          Settlements                                                       22
          Safekeeping of the Variable Account's Assets                      22
          Premium Taxes                                                     22
          Tax Reserves                                                      22
Federal Tax Matters                                                         23
Qualified Plans                                                             24
Experts                                                                     26
Financial Statements                                                        26

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Dean Witter Reynolds Inc., is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We reserve the right to stop offering the Contracts at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

          T       =        average annual total return

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n       =        number of years in the period

         $1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $54,945. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under each form of Contract for the periods ended December 31, 1999 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account.

The AssetManager Contracts were first offered to the public on July 20, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the AssetManager Contracts, as well as the withdrawal and contract maintenance charges described above. In addition, performance figures for periods prior to the availability of an optional death benefit, the Performance Income Benefit Option, the Performance Benefit Combination Option, or the Death Benefit Combination Option, have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

Variable Sub-Account Inception Dates: The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Variable Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Variable Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Variable Sub-Accounts commenced operations on February 23, 1994. The Income Builder Variable Sub-Account commenced operation on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts commenced operation on March 16, 1998. The S&P 500 Index, Competitive Edge ("Best Ideas") and U.S. Real Estate Variable Sub-Accounts commenced operations of May 18, 1998. The Short-Term Bond and Aggressive Equity Variable Sub-Accounts commenced operations on May 3, 1999. The Mid-Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and Value Variable Sub-Accounts, the Alliance Growth, Growth and Income, and Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, International Growth and Voyager Variable Sub-Accounts, which are available under Variable Annuity II Contracts only, commenced operations on January 31, 2000.


                          VARIABLE ANNUITY II CONTRACTS
(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT OPTION )



                                                                      10 Years or
Variable Sub-Account                One Year      Five Years        Since Inception
                                    --------      ----------        ---------------

Aggressive Equity*                     N/A            N/A             39.62%
Capital Growth                       27.21%          22.45%            13.75%
Competitive Edge ("Best              20.88%           N/A              10.41%
Ideas")
Dividend Growth                      -8.00%          16.98%            14.72%
Emerging Growth                      97.34%           N/A              61.99%
Emerging Markets Equity              88.76%           N/A              17.10%
Equity                               52.17%          33.81%            25.09%
Equity Growth                        33.28%           N/A              18.04%
European Growth                      23.08%          23.09%            18.04%
Global Dividend Growth                8.81%          14.06%            11.68%
High Yield                           -6.96%           4.26%             9.98%
Income Builder                        1.32%           N/A               8.29%
International Magnum                 19.21%           N/A               8.92%
Pacific Growth                       59.57%         -1.03%             -2.44%
Quality Income Plus                  -9.90%          6.28%              6.70%
Short Term Bond*                      N/A             N/A              -4.50%
Strategist                           11.47%         14.55%             13.13%
S&P 500 Index                        14.32%           N/A              16.24%
U.S. Real Estate                     -7.10%           N/A             -10.38%
Utilities                             6.90%         18.17%             13.80%

*Performance shown is not annualized.



(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR THE PERFORMANCE INCOME BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account             One Year         Five Years        Since Inception
                                 --------         ----------        ---------------

Aggressive Equity*                 N/A               N/A                39.49%
Capital Growth                    27.03%            22.29%              13.61%
Competitive Edge ("Best           20.72%             N/A                10.26%
Ideas")
Dividend Growth                   -8.13%            16.82%              14.57%
Emerging Growth                   97.08%             N/A                38.36%
Emerging Markets Equity           88.51%             N/A                 9.89%
Equity                            51.96%            33.63%              24.93%
Equity Growth                     33.10%             N/A                27.75%
European Growth                   22.91%            22.93%              17.89%
Global Dividend Growth             8.66%            13.91%              11.53%
High Yield                        -7.09%            4.12%                9.83%
Income Builder                     1.19%             N/A                 8.15%
International Magnum              19.05%             N/A                10.95%
Pacific Growth                    59.35%            -1.16%              -2.57%
Quality Income Plus              -10.03%             6.14%               6.56%
Short Term Bond*                    N/A               N/A               -4.59%
Strategist                        11.32%            14.40%              12.98%
S&P 500 Index                     14.16%             N/A                16.08%
U.S. Real Estate                  -7.22%             N/A                -1.50%
Utilities                          6.76%            18.01%              13.66%

*Performance shown is not annualized.


                                       6


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception
                                --------          ----------        ---------------

Aggressive Equity*                 N/A                 N/A             39.39%
Capital Growth                   26.89%             22.16%             13.48%
Competitive Edge                 20.58%               N/A              10.13%
("Best Ideas")
Dividend Growth                  -8.24%             16.69%             14.45%
Emerging Growth                  96.86%               N/A              38.20%
Emerging Markets                 88.30%               N/A               9.77%
Equity                           51.79%             33.48%             24.79%
Equity Growth                    32.95%               N/A              27.61%
European Growth                  22.77%             22.79%             17.76%
Global Dividend Growth            8.54%             13.78%             11.41%
High Yield                       -7.19%              4.00%              9.71%
Income Builder                    1.07%               N/A               8.03%
International Magnum             18.91%               N/A              10.82%
Pacific Growth                   59.18%             -1.27%             -2.67%
Quality Income Plus             -10.13%              6.02%              6.44%
Short Term Bond*                    N/A                N/A             -4.66%
Strategist                       11.20%             14.27%             12.86%
S&P 500 Index                    14.03%               N/A              15.95%
U.S. Real Estate                 -7.33%               N/A              -1.61%
Utilities                         6.63%             17.88%             13.53%

* Performance shown is not annualized.


                                       7


                             ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT OPTION )

                                                                      10 Years or
Variable Sub-Account               One Year       Five Years        Since Inception*
                                   --------       ----------        ----------------

Aggressive Equity*                    N/A              N/A               43.64%
Capital Growth                      31.14%           22.23%              13.48%
Competitive Edge ("Best             24.83%             N/A               12.59%
Ideas")
Dividend Growth                     -3.99%           16.78%              14.45%
Emerging Growth                    101.11%             N/A               63.21%
Emerging Markets Equity             92.55%             N/A               18.89%
Equity                              56.04%           33.54%              24.79%
Equity Growth                       37.20%             N/A               19.82%
European Growth                     27.02%           22.87%              17.76%
Global Dividend Growth              12.79%           13.88%              11.49%
High Yield                          -2.94%            4.15%               9.71%
Income Builder                       5.32%             N/A                9.01%
International Magnum                23.16%             N/A               10.85%
Pacific Growth                      63.43%           -1.09%              -2.51%
Quality Income Plus                 -5.88%            6.15%               6.44%
Short Term Bond*                       N/A              N/A              -0.41%
Strategist                          15.45%           14.37%              12.86%
S&P 500 Index                       18.28%             N/A               18.33%
U.S. Real Estate                    -3.08%             N/A               -7.82%
Utilities                           10.88%           17.97%              13.53%

*Performance shown is not annualized.

(WITH AN OPTIONAL  DEATH BENEFIT OR THE PERFORMANCE INCOME BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account               One Year       Five Years        Since Inception
                                   --------       ----------        ---------------

Aggressive Equity*                     N/A             N/A               43.52%
Capital Growth                      30.97%           22.07%             13.33%
Competitive Edge ("Best             24.67%            N/A               12.44%
Ideas")
Dividend Growth                     -4.11%           16.63%             14.30%
Emerging Growth                    100.85%            N/A               63.00%
Emerging Markets Equity             92.30%            N/A               18.73%
Equity                              55.84%           33.36%             24.63%
Equity Growth                       37.02%            N/A               19.66%
European Growth                     26.86%           22.71%             17.61%
Global Dividend Growth              12.64%           13.74%             11.35%
High Yield                          -3.07%            4.01%              9.56%
Income Builder                       5.18%            N/A                8.87%
International Magnum                23.01%            N/A               10.70%
Pacific Growth                      63.21%           -1.22%             -2.64%
Quality Income Plus                 -6.00%            6.02%              6.30%
Short Term Bond*                       N/A              N/A              -5.09%
Strategist                          15.30%           14.22%              12.71%
S&P 500 Index                       18.13%             N/A               18.17%
U.S. Real Estate                    -3.21%             N/A               -7.94%
Utilities                           10.74%           17.82%              13.38%

*Performance shown is not annualized.

                                       8


(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)

                                                                      10 Years or
Variable Sub-Account               One Year       Five Years        Since Inception

Aggressive Equity*                     N/A              N/A              43.41%
Capital Growth                      30.83%           21.94%              13.21%
Competitive Edge ("Best             24.52%             N/A               12.31%
Ideas")
Dividend Growth                     -4.22%           16.50%              14.17%
Emerging Growth                    100.62%             N/A               62.81%
Emerging Markets Equity             92.08%             N/A               18.60%
Equity                              55.67%           33.22%              24.49%
Equity Growth                       36.86%             N/A               19.52%
European Growth                     26.72%           22.57%              17.48%
Global Dividend Growth              12.52%          13.61%               11.23%
High Yield                          -3.18%           3.90%                9.44%
Income Builder                       5.07%             N/A                8.75%
International Magnum                22.86%             N/A               10.57%
Pacific Growth                      63.03%          -1.33%               -2.74%
Quality Income Plus                 -6.11%           5.90%                6.18%
Short Term Bond*                       N/A              N/A               -0.57%
S&P 500 Index                       17.99%             N/A               18.04%
Strategist                          15.17%           14.10%              12.59%
U.S. Real Estate                    -3.32%             N/A               -8.04%
Utilities                           10.62%           17.69%              13.25%

*Performance shown is not annualized.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized Return = (1 = r)1/n - 1 where r = cumulative rate of return for the period shown, and n = number of years in period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over a period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized annualized total returns for the Variable Sub-Accounts for the period ended December 31, 1999 are set out below. The AssetManager Contracts were first offered to the public on July 20, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges (but not the withdrawal charge, contract maintenance charge, or taxes) under the AssetManager Contracts that would have applied had it been available during the period shown. In addition, performance figures for periods prior to the availability of an optional death benefit, the Performance Income Benefit Option, the Performance Benefit Combination Option or the Death Benefit Combination Option have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.

                          VARIABLE ANNUITY II CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR THE PERFORMANCE INCOME BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception
                                --------          ----------        ---------------

Aggressive Equity*                   N/A                N/A            44.78%
Capital Growth                    31.51%             22.57%            13.78%
Competitive Edge                  25.18%               N/A             12.92%
("Best Ideas")
Dividend Growth                   -3.70%             17.10%            14.74%
Emerging Growth                  101.64%               N/A             63.61%
Emerging Markets Equity           93.07%               N/A             19.23%
Equity                            56.47%             33.90%            25.10%
Equity Growth                     37.58%               N/A             20.15%
European Growth                   27.38%             23.20%            18.07%
Global Dividend Growth            13.12%             14.20%            11.80%
High Yield                        -2.65%              4.45%            10.00%
Income Builder                     5.63%               N/A              9.32%
International Magnum              23.52%               N/A             11.17%
Pacific Growth                    63.87%            -0.78%             -2.20%
Quality Income Plus               -5.60%             6.46%              6.73%
Short Term Bond*                    N/A                N/A              0.56%
Strategist                        15.78%            14.69%             13.16%
S&P 500 Index                     18.62%               N/A             18.66%
U.S. Real Estate                  -2.79%               N/A             -7.52%
Utilities                         11.20%             18.29%            13.83%

*Performance shown is not annualized.

(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR THE PERFORMANCE INCOME BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception
                                --------          ----------        ---------------

Aggressive Equity*                   N/A               N/A              44.65%
Capital Growth                    31.34%             22.41%             13.64%
Competitive Edge                  25.02%               N/A              12.77%
("Best Ideas")
Dividend Growth                   -3.83%             16.95%             14.59%
Emerging Growth                  101.38%               N/A              38.49%
Emerging Markets Equity           92.82%               N/A              10.60%
Equity                            56.72%             33.72%             24.94%
Equity Growth                     37.40%               N/A              28.47%
European Growth                   27.22%             23.04%             17.91%
Global Dividend Growth            12.97%             14.05%             11.65%
High Yield                        -2.78%              4.31%              9.85%
Income Builder                     5.49%               N/A               9.18%
International Magnum              23.35%               N/A              11.91%
Pacific Growth                    63.66%             -0.91%             -2.33%
Quality Income Plus               -5.72%              6.32%              6.60%
Short Term Bond*                     N/A                N/A              0.56%
Strategist                        15.63%             14.54%             13.01%
S&P 500 Index                     18.47%               N/A              18.51%
U.S. Real Estate                  -2.92%               N/A              -0.22%
Utilities                         11.06%             18.14%             13.68%

*Performance shown is not annualized.


                                       11



(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception
                                --------          ----------        ---------------

Aggressive Equity*                  N/A                N/A              44.55%
Capital Growth                   31.20%             22.27%              13.51%
Competitive Edge                 24.88%                N/A              12.65%
("Best Ideas")
Dividend Growth                  -3.93%             16.82%              14.47%
Emerging Growth                 101.16%                N/A              38.34%
Emerging Markets Equity          92.60%                N/A              10.48%
Equity                           56.10%             33.57%              24.80%
Equity Growth                    37.25%                N/A              28.33%
European Growth                  27.08%             22.91%              17.78%
Global Dividend Growth           12.84%             13.93%              11.53%
High Yield                       -2.89%              4.19%               9.73%
Income Builder                    5.37%                N/A               9.06%
International Magnum             23.22%                N/A              11.78%
Pacific Growth                   63.48%             -1.02%              -2.44%
Quality Income Plus              -5.83%              6.20%               6.48%
Short Term Bond*                    N/A                 N/A              0.49%
Strategist                       15.50%             14.42%              12.89%
S&P 500 Index                    18.34%                N/A              18.38%
U.S. Real Estate                 -3.03%                N/A              -0.33%
Utilities                        10.94%              18.01%             13.55%

*Performance shown is not annualized.

                             ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT OPTION )

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception
                                --------          ----------        ---------------

Aggressive Equity*                 N/A                 N/A              44.55%
Capital Growth                   31.20%             22.27%              13.51%
Competitive Edge                 24.88%               N/A               12.65%
("Best Ideas")
Dividend Growth                  -3.93%             16.82%              14.47%
Emerging Growth                 101.16%               N/A               63.22%
Emerging Markets Equity          92.60%               N/A               18.95%
Equity                            56.10%             33.57%             24.80%
Equity Growth                     37.25%              N/A               19.86%
European Growth                   27.08%             22.91%             17.78%
Global Dividend Growth            12.84%             13.93%             11.53%
High Yield                       -2.89%               4.19%              9.73%
Income Builder                    5.37%               N/A                9.06%
International Magnum             23.22%               N/A               10.90%
Pacific Growth                   63.48%             -1.02%              -2.44%
Quality Income Plus              -5.83%              6.20%               6.48%
Short Term Bond*                    N/A                N/A               0.49%
Strategist                       15.50%             14.42%              12.89%
S&P 500 Index                    18.34%               N/A               18.38%
U.S. Real Estate                 -3.03%               N/A               -7.75%
Utilities                        10.94%             18.01%              13.55%

*Performance shown is not annualized.

                                       12



(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR THE PERFORMANCE  INCOME BENEFIT OPTION )

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception
                                --------          ----------        ---------------

Aggressive Equity*                  N/A                 N/A             44.42%
Capital Growth                    31.03%             22.11%             13.36%
Competitive Edge                  24.72%               N/A              12.50%
("Best Ideas")
Dividend Growth                   -4.06%             16.67%             14.32%
Emerging Growth                  100.90%               N/A              63.00%
Emerging Markets Equity           92.36%               N/A              18.79%
Equity                            55.90%             33.40%             24.64%
Equity Growth                     37.07%               N/A              19.71%
European Growth                   26.91%             22.75%             17.63%
Global Dividend Growth            12.70%             13.78%             11.39%
High Yield                        -3.01%              4.06%              9.59%
Income Builder                     5.24%               N/A               8.92%
International Magnum              23.06%               N/A              10.76%
Pacific Growth                    63.27%             -1.15%             -2.56%
Quality Income Plus               -5.95%              6.06%              6.34%
Short Term Bond*                     N/A               N/A               0.40%
Strategist                        15.35%             14.27%             12.74%
S&P 500 Index                     18.18%               N/A              18.22%
U.S. Real Estate                  -3.15%               N/A              -7.87%
Utilities                         10.79%             17.86%             13.41%

*Performance shown is not annulaized.

(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception
                                --------          ----------        ---------------

Aggressive Equity*                  N/A                N/A               44.32%
Capital Growth                    30.88%             21.98%              13.24%
Competitive Edge                  24.58%               N/A               12.37%
("Best Ideas")
Dividend Growth                   -4.16%             16.54%              14.19%
Emerging Growth                  100.67%               N/A               62.82%
Emerging Markets Equity           92.14%               N/A               18.66%
Equity                            55.72%             33.25%              24.50%
Equity Growth                     36.92%               N/A               19.57%
European Growth                   26.77%             22.61%              17.50%
Global Dividend Growth            12.57%             13.65%              11.26%
High Yield                        -3.12%              3.95%               9.47%
Income Builder                    5.12%                N/A                8.80%
International Magnum             22.92%                N/A               10.63%
Pacific Growth                   63.09%             -1.26%               -2.67%
Quality Income Plus              -6.05%              5.94%                6.22%
Short Term Bond*                   N/A                N/A                 0.33%
Strategist                        15.22%             14.14%              12.62%
S&P 500 Index                     18.05%               N/A               18.09%
U.S. Real Estate                  -3.26%               N/A               -7.97%
Utilities                         10.67%             17.73%              13.28%

*Performance shown is not annualized.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract as well as the contract maintenance charge and the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account. Where the returns included in the following tables give effect to one or more of the optional
death  benefit   provisions,   the  Performance   Income  Benefit  Option,  the
Performance Benefit Combination Option, or the Death Benefit Combination Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

       Variable Annuity II and AssetManager Variable Annuity II Contracts

                                                     Inception Date of
                                                      Corresponding
Variable Sub-Account                                    Portfolio

High Yield                                           March 9, 1984
Equity                                               March 9, 1984
Quality Income Plus                                  March 1, 1987
Strategist                                           March 1, 1987
Dividend Growth                                      March 1, 1990
Utilities                                            March 1, 1990
European Growth                                      March 1, 1991
Capital Growth                                       March 1, 1991
Pacific Growth                                       February 24, 1994
Global Dividend Growth                               February 24, 1994
Income Builder                                       January 21, 1997
Equity Growth                                        January 2, 1997
International Magnum                                 January 2, 1997
Emerging Markets Equity                              October 1,1996
Emerging Growth                                      July 3, 1995
U.S. Real Estate                                     March 4, 1997
Competitive Edge                                     May 18, 1998
("Best Ideas")
S&P 500 Index                                        May 18, 1998
Short Term Bond                                      May 2, 1999
Aggressive Equity                                    May 1, 1999

                       Variable Annuity II Contracts Only

Mid-Cap Value                                       January 2, 1997
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Growth                                      May 5, 1993
AIM V.I Value                                        May 5, 1993
Alliance Growth*                                     September 15, 1994
Alliance Growth and Income **                        January 14, 1991
Alliance Premier Growth*                             July 14, 1999
Putnam VT Growth and Income**                        February 1, 1988
Putnam VT International Growth**                     January 2, 1997
Putnam VT Voyager**                                  February 1, 1988

* The Portfolios' Class B shares ("12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on May 3, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam VT Growth and Income, International Growth, and voyager Variable Sub-Accounts ere first offered on April 6, 1998, April 30, 1998 and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

                          VARIABLE ANNUITY II CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT OPTION )

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception+
                                --------          ----------        -----------------

Aggressive Equity**                 N/A                N/A             39.62%
AIM V.I. Capital Appreciation     38.37%              23.07%           20.13%
AIM V.I. Growth                   29.12%              26.02%           19.98%
AIM V.I Value                     23.85%              24.18%           20.49%
Alliance Growth*                  28.36%              29.51%           28.82%
Alliance Growth and Income*        5.57%              22.15%           13.90%
Alliance Premier Growth*            N/A                N/A             16.20%
Capital Growth                    27.21%              22.45%           13.77%
Competitive Edge
     ("Best Ideas")               20.88%               N/A             10.41%
Dividend Growth                   -8.00%              16.98%           11.48%
Emerging Growth                   97.34%               N/A             38.54%
Emerging Markets Equity           88.76%               N/A             10.04%
Equity                            52.17%              33.81%           21.21%
Equity Growth                     33.28%               N/A             27.92%
European Growth                   23.08%              23.09%           18.04%
Global Dividend Growth             8.81%              14.06%           11.68%
High Yield                        -6.96%              4.26%             6.80%
Income Builder                     1.32%               N/A              8.29%
International Magnum              19.21%               N/A             11.09%
Mid-Cap Value                     14.67%               N/A             21.84%
Pacific Growth                    59.57%             -1.03%            -2.44%
Putnam VT Growth and Income*      -4.20%             17.51%            12.27%
Putnam VT International Growth*   53.59%               N/A             27.63%
Putnam VT Voyager*                51.60%             29.61%            20.46%
Quality Income Plus               -9.90%              6.28%             6.30%
Short Term Bond**                   N/A                N/A             -4.50%
Strategist                        11.47%             14.55%            11.43%
S&P 500 Index                     14.32%               N/A             16.24%
U.S. Real Estate                  -7.10%               N/A             -1.37%
Utilities                          6.90%              18.17%           12.68%



+ Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

* The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

** Performance shown is not annualized.

                                       15

(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR THE PERFORMANCE  INCOME BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception+
                                --------          ----------        -----------------

Aggressive Equity**                N/A                N/A              39.50%
AIM V.I. Capital Appreciation    38.19%             22.91%             19.98%
AIM V.I. Growth                  28.95%             25.86%             19.82%
AIM V.I Value                    23.69%             24.02%             20.33%
Alliance Growth*                 28.19%             29.34%             28.65%
Alliance Growth and Income *      5.43%             21.99%             13.75%
Alliance Premier Growth*           N/A                N/A              16.02%
Capital Growth                  27.03%              22.29%             13.61%
Competitive Edge                20.72%                N/A              10.26%
("Best Ideas")
Dividend Growth                 -8.13%              16.82%             11.41%
Emerging Growth                 97.08%                N/A              38.36%
Emerging Markets Equity         88.51%                N/A               9.89%
Equity                          51.96%              33.63%             21.13%
Equity Growth                   33.10%                N/A              27.75%
European Growth                 22.91%              22.93%             17.89%
Global Dividend Growth           8.66%              13.91%             11.53%
High Yield                      -7.09%               4.12%              6.73%
Income Builder                   1.19%                N/A               8.15%
International Magnum            19.05%                N/A              10.95%
Mid-Cap Value                   14.52%                N/A              21.68%
Pacific Growth                  59.35%              -1.16%             -2.57%
Putnam VT Growth and Income*    -4.33%              17.36%             12.12%
Putnam VT International Growth* 53.59%                N/A              27.46%
Putnam VT Voyager*              51.39%              29.44%             20.30%
Quality Income Plus             -10.03%              6.14%              6.23%
Short Term Bond**                  N/A                 N/A             -4.59%
Strategist                       11.32%             14.40%             11.36%
S&P 500 Index                    14.16%                N/A             16.08%
U.S. Real Estate                 -7.22%                N/A             -1.50%
Utilities                         6.76%             18.01%             12.60%

+ Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

* The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.


                                       16

(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception+
                                --------          ----------        -----------------

Aggressive Equity**              N/A                 N/A              39.39%
AIM V.I. Capital Appreciation   38.03%              22.77%            19.84%
AIM V.I. Growth                 28.80%              25.72%            19.69%
AIM V.I Value                   23.55%              23.88%            20.20%
Alliance Growth*                28.05%              29.20%            28.52%
Alliance Growth and Income *     5.31%              21.85%            13.63%
Alliance Premier Growth*         N/A                 N/A              15.91%
Capital Growth                  26.89%              22.16%            13.48%
Competitive Edge                20.58%               N/A              10.13%
("Best Ideas")
Dividend Growth                 -8.24%              16.69%            11.22%
Emerging Growth                 96.86%               N/A              38.20%
Emerging Markets Equity         88.30%               N/A               9.77%
Equity                          51.79%              33.48%            20.92%
Equity Growth                   32.95%               N/A              27.61%
European Growth                 22.77%              22.79%            17.76%
Global Dividend Growth           8.54%              13.78%            11.41%
High Yield                      -7.19%               4.00%             6.54%
Income Builder                   1.07%               N/A               8.03%
International Magnum            18.91%               N/A              10.82%
Mid-Cap Value                   14.39%               N/A              21.54%
Pacific Growth                  59.18%             -1.27%             -2.67%
Putnam VT Growth and Income*    -4.44%             17.23%             12.00%
Putnam VT International Growth* 53.21%               N/A              27.32%
Putnam VT Voyager*              51.22%             29.30%             20.17%
Quality Income Plus            -10.13%              6.02%              6.04%
Short Term Bond**                 N/A                N/A              -4.66%
Strategist                      11.20%             14.27%             11.16%
S&P 500 Index                   14.03%               N/A              15.95%
U.S. Real Estate                -7.33%               N/A              -1.61%
Utilities                        6.63%             17.88%             12.41%



+ Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

* The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.

ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception +
                                --------          ----------        -----------------

Aggressive Equity*               N/A                 N/A               43.64%
Capital Growth                  31.14%             22.23%              13.48%
Competitive Edge                24.83%               N/A               12.59%
("Best Ideas")
Dividend Growth                 -3.99%             16.78%              11.22%
European Growth                 27.02%             22.87%              17.76%
Emerging Growth                101.11%               N/A               38.33%
Emerging Markets Equity         92.55%               N/A               10.40%
Equity                          56.04%             33.54%              20.92%
Equity Growth                   37.20%               N/A               28.31%
Global Dividend Growth          12.79%             13.88%              11.49%
High Yield                      -2.94%              4.15%               6.54%
Income Builder                   5.32%               N/A                9.01%
International Magnum            23.16%               N/A               11.74%
Pacific Growth                  63.43%             -1.09%              -2.51%
Quality Income Plus             -5.88%              6.15%               6.04%
Short Term Bond*                  N/A                 N/A               -0.41%
Strategist                      15.45%             14.37%              11.16%
S&P 500 Index                   18.28%               N/A               18.33%
U.S. Real Estate                -3.08%               N/A               -0.39%
Utilities                       10.88%             17.97%              12.41%

*Performance shown is not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

                                       17

(WITH AN OPTIONAL  DEATH BENEFIT  PROVISION OR THE PERFORMANCE INCOME BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account            One Year          Five Years        Since Inception+
                                --------          ----------        -----------------

Aggressive Equity*                  N/A                N/A              43.41%
Capital Growth                    30.97%             22.07%             13.33%
Competitive Edge                  24.67%               N/A               6.96%
("Best Ideas")
Dividend Growth                   -4.11%             16.63%              11.07%
Emerging Growth                  100.85%               N/A               38.15%
Emerging Markets Equity           92.30%               N/A               10.26%
Equity                            55.84%             33.36%              16.84%
Equity Growth                     37.02%               N/A               28.14%
European Growth                   26.86%             22.71%              17.61%
Global Dividend Growth            12.64%             13.74%              11.35%
High Yield                        -3.07%              4.01%               6.17%
Income Builder                     5.18%               N/A                8.87%
International Magnum              23.01%               N/A               11.59%
Pacific Growth                    63.21%             -1.22%              -2.64%
Quality Income Plus               -6.00%              6.02%               5.94%
Short Term Bond*                    N/A                N/A                0.57%
Strategist                        15.30%             14.22%              10.10%
S&P 500 Index                     18.13%               N/A               10.05%
U.S. Real Estate                  -3.21%               N/A               -0.52%
Utilities                         10.74%             17.82%              12.26%

+ Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

* Performance shown is not annualized.

                                       18



(WITH PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION)

                                                                     10 Years or
Variable Sub-Account            One Year          Five Years            Since
                                                                      Inception+
                                --------          ----------        -----------------

Aggressive Equity*                  N/A                N/A              43.41%
Capital Growth                    30.83%             21.94%             13.21%
Competitive Edge                  24.52%               N/A               6.89%
("Best Ideas")
Dividend Growth                   -4.22%             16.50%             10.95%
Emerging Growth                  100.62%               N/A              37.99%
Emerging Markets Equity          92.08%                N/A              10.14%
Equity                           55.67%              33.22%             20.63%
Equity Growth                    36.86%                N/A              28.00%
European Growth                  26.72%              22.57%             17.48%
Global Dividend Growth           12.52%              13.61%             11.23%
High Yield                       -3.18%               3.90%              6.29%
Income Builder                    5.07%                N/A               8.75%
International Magnum             22.86%                N/A              11.47%
Pacific Growth                   63.03%              -1.33%             -2.74%
Quality Income Plus              -6.11%               5.90%              5.79%
Strategist                       15.17%              14.10%             10.90%
S&P 500 Index                    17.99%                N/A               9.98%
U.S. Real Estate                 -3.32%                N/A              -0.63%
Utilities                        10.62%              17.69%             12.14%
Short Term Bond*                   N/A                 N/A               0.57%

+ Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

* Performance shown is not annualized.

CALCULATION OF ACCUMULATION VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED
COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements of Northbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, as well as the financial statements of Northbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                       NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  1999            1998
                                                              -------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $89,205 and $81,156).....................................   $    86,998     $   86,336
  Short-term................................................         3,170          5,083
                                                               -----------     ----------
    Total investments.......................................        90,168         91,419
Cash........................................................            21             --
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................     2,022,502      2,148,091
Other assets................................................         5,997          6,705
Separate Accounts...........................................     8,211,996      7,031,083
                                                               -----------     ----------
    TOTAL ASSETS............................................   $10,330,684     $9,277,298
                                                               ===========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $   150,587     $  145,055
Contractholder funds........................................     1,871,933      2,003,122
Current income taxes payable................................         2,171          1,830
Deferred income taxes.......................................           746          3,316
Payable to affiliates, net..................................         5,990          5,085
Separate Accounts...........................................     8,211,996      7,031,083
                                                               -----------     ----------
    TOTAL LIABILITIES.......................................    10,243,423      9,189,491
                                                               ===========     ==========
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 12)
SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................         2,500          2,500
Additional capital paid-in..................................        56,600         56,600
Retained income.............................................        29,596         25,340
Accumulated other comprehensive (loss) income:
  Unrealized net capital (losses) gains.....................        (1,435)         3,367
                                                               -----------     ----------
    Total accumulated other comprehensive (loss) income.....        (1,435)         3,367
                                                               -----------     ----------
    TOTAL SHAREHOLDER'S EQUITY..............................        87,261         87,807
                                                               -----------     ----------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..............   $10,330,684     $9,277,298
                                                               ===========     ==========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
Net investment income.......................................  $ 6,010     $5,691     $5,146
Realized capital gains and losses...........................      510          2        (68)
                                                              -------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,520      5,693      5,078
Income tax expense..........................................    2,264      1,995      1,756
                                                              -------     ------     ------
NET INCOME..................................................    4,256      3,698      3,322
                                                              -------     ------     ------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses...........   (4,802)       825      1,256
                                                              -------     ------     ------
COMPREHENSIVE (LOSS) INCOME.................................  $  (546)    $4,523     $4,578
                                                              =======     ======     ======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID-IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   25,340     21,642     18,320
Net income..................................................    4,256      3,698      3,322
                                                              -------    -------    -------
Balance, end of year........................................   29,596     25,340     21,642
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year..................................    3,367      2,542      1,286
Change in unrealized net capital gains and losses...........   (4,802)       825      1,256
                                                              -------    -------    -------
Balance, end of year........................................   (1,435)     3,367      2,542
                                                              -------    -------    -------
      Total shareholder's equity............................  $87,261    $87,807    $83,284
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,256   $  3,698   $  3,322
Adjustments to reconcile net income to net cash provided by
  operating activities
  Amortization and other non-cash items.....................       559        518        516
  Realized capital gains and losses.........................      (510)        (2)        68
  Changes in:
    Life-contingent contract benefits and contractholder
     funds..................................................       (68)       273        205
    Income taxes payable....................................       355      1,866       (480)
    Other operating assets and liabilities..................       924      4,126       (264)
                                                              --------   --------   --------
      Net cash provided by operating activities.............     5,516     10,479      3,367
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    17,992      1,922      1,606
  Investment collections....................................     6,555     10,253     10,036
  Investment purchases......................................   (32,050)   (20,690)   (18,568)
Change in short-term investments, net.......................     2,008     (1,964)     3,559
                                                              --------   --------   --------
      Net cash used in investing activities.................    (5,495)   (10,479)    (3,367)
                                                              --------   --------   --------
NET INCREASE IN CASH........................................        21         --         --
CASH AT THE BEGINNING OF YEAR...............................        --         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     21   $     --   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

NORTHBROOK LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-----------------------------------------------------------------------------

1. GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings and life insurance products exclusively through Dean Witter Reynolds, Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, and variable annuities. Life insurance consists of interest-sensitive life, immediate annuities with life contingencies, and variable life insurance. In 1999, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 1999. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrender charges. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Investment contracts also include variable annuity and variable life contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

3. RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                      YEAR ENDED DECEMBER 31,
                                   ------------------------------
                                     1999       1998       1997
                                   --------   --------   --------
Premiums.........................  $  2,966   $  2,528   $  1,979
Contract charges.................   118,290    102,218     83,559
Credited interest, policy
  benefits, and certain
  expenses.......................   222,513    217,428    201,526

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $33,892, $26,230 and $23,978 in 1999, 1998 and 1997, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4. EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with Dean Witter to develop, market and distribute proprietary savings and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series, Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust, the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products which compete with those of the Company.

Pursuant to the alliance agreement, Dean Witter provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans. The Company shares approximately half the net profits with Dean Witter on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by Dean Witter will preserve the alliance.

5. INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                  GROSS
                                               UNREALIZED
                               AMORTIZED   -------------------     FAIR
                                 COST       GAINS      LOSSES     VALUE
                               ---------   --------   --------   --------
AT DECEMBER 31, 1999
U.S. government and
  agencies...................   $ 8,660     $  131    $    (57)  $ 8,734
Municipal....................     1,155          6        (108)    1,053
Corporate....................    61,049         26      (2,541)   58,534
Mortgage-backed securities...    18,341        822        (486)   18,677
                                -------     ------    --------   -------
      Total fixed income
       securities............   $89,205     $  985    $ (3,192)  $86,998
                                =======     ======    ========   =======
AT DECEMBER 31, 1998
U.S. government and
  agencies...................   $ 8,648     $1,469    $     --   $10,117
Municipal....................       590         11          --       601
Corporate....................    33,958      1,634         (16)   35,576
Mortgage-backed securities...    37,960      2,250        (168)   40,042
                                -------     ------    --------   -------
      Total fixed income
       securities............   $81,156     $5,364    $   (184)  $86,336
                                =======     ======    ========   =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1999:

                                            AMORTIZED     FAIR
                                              COST       VALUE
                                            ---------   --------
Due in one year or less...................   $    50    $    50
Due after one year through five years.....    16,690     16,538
Due after five years through ten years....    46,933     44,542
Due after ten years.......................     7,191      7,191
                                             -------    -------
                                              70,864     68,321
Mortgage-backed securities................    18,341     18,677
                                             -------    -------
      Total...............................   $89,205    $86,998
                                             =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,

                                          1999       1998       1997
                                        --------   --------   --------
Fixed income securities...............   $5,881     $5,616     $5,364
Short-term investments................      261        190         84
                                         ------     ------     ------
    Investment income, before
     expense..........................    6,142      5,806      5,448
    Investment expense................      132        115        302
                                         ------     ------     ------
      Net investment income...........   $6,010     $5,691     $5,146
                                         ======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES
YEAR ENDED DECEMBER 31,

                                          1999       1998       1997
                                        --------   --------   --------
Fixed income securities...............   $  510     $    2     $  (70)
Short-term investments................       --         --          2
                                         ------     ------     ------
    Realized capital gains and
     losses...........................      510          2        (68)
    Income taxes......................     (178)        (1)        24
                                         ------     ------     ------
    Realized capital gains and losses,
     after tax........................   $  332     $    1     $  (44)
                                         ======     ======     ======

Excluding calls and prepayments, gross gains of $629 were realized on sales of fixed income securities during 1999 and gross losses of $119, $9 and $70 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively. There were no gross gains realized on sales of fixed income securities during 1998 and 1997.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:

                                                      GROSS
                          COST/                     UNREALIZED        UNREALIZED
                        AMORTIZED     FAIR     --------------------      NET
                          COST       VALUE      GAINS      LOSSES       LOSSES
                        ---------   --------   --------   ---------   ----------
Fixed income
  securities..........   $89,205    $86,998      $985      $(3,192)    $(2,207)
                         =======    =======      ====      =======     =======
Deferred income
  taxes...............                                                     772
                                                                       -------
Unrealized net capital
  losses..............                                                 $(1,435)
                                                                       =======

CHANGE IN UNREALIZED
NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,

                                               1999       1998       1997
                                             --------   --------   --------
Fixed income securities....................  $(7,387)    $1,269     $1,932
Deferred income taxes......................    2,585       (444)      (676)
                                             -------     ------     ------
(Decrease) increase in unrealized net
  capital gains............................  $(4,802)    $  825     $1,256
                                             =======     ======     ======

SECURITIES ON DEPOSIT
At December 31, 1999, fixed income securities with a carrying value of $7,856 were on deposit with regulatory authorities as required by law.

6. FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                    1999                      1998
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
                             VALUE        VALUE        VALUE        VALUE
                           ----------   ----------   ----------   ----------
Fixed income
  securities.............  $   86,998   $   86,998   $   86,336   $   86,336
Short-term investments...       3,170        3,170        5,083        5,083
Separate Accounts........   8,211,996    8,211,996    7,031,083    7,031,083

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                    1999                      1998
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
                             VALUE        VALUE        VALUE        VALUE
                           ----------   ----------   ----------   ----------
Contractholder funds on
  investment contracts...  $1,735,843   $1,675,910   $1,839,114   $1,814,684
Separate Accounts........   8,211,996    8,211,996    7,031,083    7,031,083

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the reserve for life-contingent contract benefits consists of the following:

                                              1999       1998
                                            --------   --------
Immediate annuities:
    Structured settlement annuities.......  $109,907   $108,215
    Other immediate annuities.............    40,680     36,840
                                            --------   --------
    Total life-contingent contract
     benefits.............................  $150,587   $145,055
                                            ========   ========

The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.5% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 1999 and 1998.

At December 31, contractholder funds consists of the following:

                                             1999         1998
                                          ----------   ----------
Interest-sensitive life.................  $  173,867   $  178,589
Fixed annuities:
    Immediate annuities.................      78,197       77,291
    Deferred annuities..................   1,619,869    1,747,242
                                          ----------   ----------
    Total contractholder funds..........  $1,871,933   $2,003,122
                                          ==========   ==========

Contractholder funds are equal to deposits received net of commissions and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.0% to 7.2% for interest-sensitive life contracts; 3.5% to 10.2% for immediate annuities and 3.4% to 8.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 25% of deferred annuities are subject to a market value adjustment.

8. CORPORATION RESTRUCTURING
On November 10, 1999, the Corporation announced a series of strategic initiatives to aggressively expand its selling and service capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

9. INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 1999       1998
                                               --------   --------
DEFERRED ASSETS
  Unrealized net capital losses..............  $   772    $    --
                                               -------    -------
      Total deferred assets..................      772         --

DEFERRED LIABILITIES
  Difference in tax bases of investments.....   (1,518)    (1,503)
  Unrealized net capital gains...............       --     (1,813)
                                               -------    -------
      Total deferred liabilities.............   (1,518)    (3,316)
                                               -------    -------
      Net deferred liability.................  $  (746)   $(3,316)
                                               =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                                          1999       1998       1997
                                        --------   --------   --------
Current...............................   $2,249     $1,797     $1,843
Deferred..............................       15        198        (87)
                                         ------     ------     ------
      Total income tax expense........   $2,264     $1,995     $1,756
                                         ======     ======     ======

The Company paid income taxes of $1,908, $129 and $2,236 in 1999, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                             1999       1998       1997
                                           --------   --------   --------
Statutory federal income tax rate........    35.0%      35.0%      35.0%
Tax-exempt income........................    (0.1)      (0.2)      (0.4)
Other....................................    (0.2)       0.2         --
                                            -----      -----      -----
Effective income tax rate................    34.7%      35.0%      34.6%
                                            =====      =====      =====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1999, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

10. STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $83,746 and $68,883 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $4,840, $3,518 and $2,908 for the years ended December 31, 1999, 1998 and 1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2000 without prior approval of the Arizona Department of Insurance is $4,840.

RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 1999, RBC for the Company was significantly above levels that would require regulatory action.

11. OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                              1999                             1998                             1997
                                 ------------------------------   ------------------------------   ------------------------------
                                                        AFTER-                           AFTER-                           AFTER-
                                  PRETAX      TAX        TAX       PRETAX      TAX        TAX       PRETAX      TAX        TAX
                                 --------   --------   --------   --------   --------   --------   --------   --------   --------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
Unrealized holding (losses)
  gains arising during the
  period.......................  $(6,877)    $2,407    $(4,470)    $1,271     $(445)      $826      $1,862     $(652)     $1,210
Less: reclassification
  adjustments..................      510       (178)       332          2        (1)         1         (70)       24         (46)
                                 -------     ------    -------     ------     -----       ----      ------     -----      ------
Unrealized net capital (losses)
  gains........................   (7,387)     2,585     (4,802)     1,269      (444)       825       1,932      (676)      1,256
                                 -------     ------    -------     ------     -----       ----      ------     -----      ------
Other comprehensive (loss)
  income.......................  $(7,387)    $2,585    $(4,802)    $1,269     $(444)      $825      $1,932     $(676)     $1,256
                                 =======     ======    =======     ======     =====       ====      ======     =====      ======

12. COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial. These expenses are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                       NORTHBROOK LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE

                                                              GROSS                  NET
                                                              AMOUNT     CEDED      AMOUNT
                                                             --------   --------   --------
                                                                    ($ IN THOUSANDS)
YEAR ENDED DECEMBER 31, 1999
Life insurance in force....................................  $474,824   $474,824     $ --
                                                             ========   ========     ====
Premiums and contract charges:
  Life and annuities.......................................  $121,351   $121,351     $ --
                                                             ========   ========     ====

                                                              GROSS                  NET
                                                              AMOUNT     CEDED      AMOUNT
                                                             --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force....................................  $494,256   $494,256     $ --
                                                             ========   ========     ====
Premiums and contract charges:
  Life and annuities.......................................  $104,746   $104,746     $ --
                                                             ========   ========     ====

                                                              GROSS                  NET
                                                              AMOUNT     CEDED      AMOUNT
                                                             --------   --------   --------
YEAR ENDED DECEMBER 31, 1997
Life insurance in force....................................  $515,890   $515,890     $ --
                                                             ========   ========     ====
Premiums and contract charges:
  Life and annuities.......................................  $ 85,538   $ 85,538     $ --
                                                             ========   ========     ====

                               -------------------------------------------------
                               NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                               FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999
                               AND FOR THE PERIODS ENDED DECEMBER 31, 1999 AND DECEMBER 31, 1998, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account II as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Northbrook Variable Annuity Account II as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 27, 2000

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------

      ASSETS
      Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
           Money Market, 399,687,085 shares (cost $399,687,085)                                     $ 399,687,085
           Quality Income Plus, 41,997,297 shares (cost $446,990,830)                                 414,093,354
           Short-term Bond, 317,419 shares (cost $3,155,163)                                            3,136,095
           High Yield, 59,754,185 shares (cost $345,269,007)                                          258,735,614
           Utilities, 23,208,039 shares (cost $363,178,521)                                           531,464,073
           Income Builder, 6,835,266 shares (cost $78,259,417)                                         78,195,436
           Dividend Growth, 103,340,027 shares (cost $1,935,635,044)                                1,893,189,362
           Aggressive Equity, 2,583,544 shares (cost $31,052,866)                                      37,642,241
           Capital Growth, 6,653,311 shares (cost $111,603,872)                                       157,855,670
           Global Dividend Growth, 32,940,470 shares (cost $415,892,581)                              475,660,390
           European Growth, 17,029,397 shares (cost $373,802,190)                                     535,915,110
           Pacific Growth, 12,523,323 shares (cost $90,737,991)                                       106,197,769
           Equity, 35,605,525 shares (cost $1,143,964,322)                                          1,918,425,656
           S&P 500 Index, 13,203,522 shares (cost $152,388,943)                                       177,323,303
           Competitive Edge, "Best Ideas", 4,808,606 shares (cost $47,697,008)                         59,482,451
           Strategist, 34,150,688 shares (cost $483,599,787)                                          652,278,152


      Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Universal Funds, Inc.:
           Equity Growth, 3,599,965 shares (cost $58,801,975)                                          73,115,278
           U.S. Real Estate, 575,145 shares (cost $5,616,194)                                           5,239,570
           International Magnum, 817,294 shares (cost $10,124,267)                                     11,352,212
           Emerging Markets Equity, 1,571,876 shares (cost $16,495,581)                                21,754,769

      Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
           Emerging Growth, 2,816,146 shares (cost $82,270,389)                                       130,190,408
                                                                                                ------------------

               Total Assets                                                                         7,940,933,998

      LIABILITIES
      Payable to Northbrook Life Insurance Company:
           Accrued contract maintenance charges                                                         1,585,863
                                                                                                ------------------

               Net Assets                                                                          $7,939,348,135
                                                                                                ==================


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                      ------------------------------------------------------------------------------


                                                                           For the Period Ended December 31, 1999
                                                      ------------------------------------------------------------------------------
                                                                         Quality
                                                          Money           Income        Short-term         High
                                                         Market            Plus          Bond (a)          Yield         Utilities
                                                      -------------   --------------   ------------   --------------   -------------
  INVESTMENT INCOME
  Dividends                                            $18,792,485      $29,581,022       $ 57,480      $43,293,002     $23,117,286
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                        (5,174,278)      (5,889,185)       (16,208)      (4,018,180)     (6,616,560)
      Administrative expense                              (397,391)        (458,506)        (1,199)        (307,202)       (514,744)
                                                      -------------   --------------   ------------   --------------   -------------

      Net investment income (loss)                      13,220,816       23,233,331         40,073       38,967,620      15,985,982
                                                      -------------   --------------   ------------   --------------   -------------


  REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                              450,473,606       91,452,155      2,359,119      120,337,868      77,317,835
      Cost of investments sold                         450,473,606       93,902,304      2,359,900      151,639,171      53,406,420
                                                      -------------   --------------   ------------   --------------   -------------

      Net realized gains (losses)                                -       (2,450,149)          (781)     (31,301,303)     23,911,415
                                                      -------------   --------------   ------------   --------------   -------------

  Change in unrealized gains (losses)                            -      (47,274,110)       (19,068)     (15,834,237)     14,087,560
                                                      -------------   --------------   ------------   --------------   -------------

      Net gains (losses) on investments                          -      (49,724,259)       (19,849)     (47,135,540)     37,998,975
                                                      -------------   --------------   ------------   --------------   -------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                        $13,220,816     $(26,490,928)    $   20,224     $ (8,167,920)    $53,984,957
                                                      =============   ==============   ============   ==============   =============



  (a) For the Period Beginning May 3, 1999 and Ending December 31, 1999


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                      ------------------------------------------------------------------------------


                                                                         For the Period Ended December 31, 1999
                                                      ------------------------------------------------------------------------------

                                                                                                                           Global
                                                         Income          Dividend       Aggressive        Capital         Dividend
                                                         Builder          Growth        Equity (a)        Growth           Growth
                                                      -------------   --------------   ------------   --------------   -------------
  INVESTMENT INCOME
  Dividends                                             $5,656,529    $ 344,715,375        $ 8,016      $16,465,625     $42,276,039
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                        (1,074,813)     (27,635,413)       (90,882)      (1,704,240)     (5,962,699)
      Administrative expense                               (80,797)      (2,120,551)        (6,625)        (131,437)       (459,161)
                                                      -------------   --------------   ------------   --------------   -------------

      Net investment income (loss)                       4,500,919      314,959,411        (89,491)      14,629,948      35,854,179
                                                      -------------   --------------   ------------   --------------   -------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                               22,078,410      271,852,893      9,380,824       25,783,061      67,497,277
      Cost of investments sold                          21,966,313      143,156,159      8,818,400       20,761,201      58,495,694
                                                      -------------   --------------   ------------   --------------   -------------

      Net realized gains (losses)                          112,097      128,696,734        562,424        5,021,860       9,001,583
                                                      -------------   --------------   ------------   --------------   -------------

  Change in unrealized gains (losses)                     (428,270)    (523,069,735)     6,589,375       18,225,024      11,267,752
                                                      -------------   --------------   ------------   --------------   -------------

      Net gains (losses) on investments                   (316,173)    (394,373,001)     7,151,799       23,246,884      20,269,335
                                                      -------------   --------------   ------------   --------------   -------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                         $4,184,746    $ (79,413,590)    $7,062,308      $37,876,832     $56,123,514
                                                      =============   ==============   ============   ==============   =============



  (a) For the Period Beginning May 3, 1999 and Ended December 31, 1999


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

                                                          Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ----------------------------------------------------------------------------

                                                                      For the Period Ended December 31, 1999
                                                     ----------------------------------------------------------------------------
                                                                                                                    Competitive
                                                        European        Pacific                         S&P 500         Edge
                                                         Growth         Growth          Equity           Index       "Best Ideas"
                                                     --------------  -------------  ---------------  -------------  -------------
  INVESTMENT INCOME
  Dividends                                           $ 46,726,748      $ 708,269    $ 162,022,502      $ 505,872      $ 256,310
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                        (6,021,308)      (942,881)     (17,504,413)    (1,480,933)      (571,765)
      Administrative expense                              (462,358)       (72,239)      (1,335,632)      (110,039)       (42,508)
                                                     --------------  -------------  ---------------  -------------  -------------

      Net investment income (loss)                      40,243,082       (306,851)     143,182,457     (1,085,100)      (357,963)
                                                     --------------  -------------  ---------------  -------------  -------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                              166,759,231    204,696,580       71,908,669     10,680,473      8,151,769
      Cost of investments sold                         134,216,170    199,030,079       51,120,136      9,714,922      7,482,882
                                                     --------------  -------------  ---------------  -------------  -------------

      Net realized gains (losses)                       32,543,061      5,666,501       20,788,533        965,551        668,887
                                                     --------------  -------------  ---------------  -------------  -------------

  Change in unrealized gains (losses)                   43,557,813     34,854,630      497,325,723     20,320,510     10,507,911
                                                     --------------  -------------  ---------------  -------------  -------------

      Net gains (losses) on investments                 76,100,874     40,521,131      518,114,256     21,286,061     11,176,798
                                                     --------------  -------------  ---------------  -------------  -------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                       $116,343,956    $40,214,280    $ 661,296,713    $20,200,961    $10,818,835
                                                     ==============  =============  ===============  =============  =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                      Morgan Stanley Dean Witter
                                                         Variable Investment               Morgan Stanley Dean Witter
                                                         Series Sub-Accounts           Universal Funds, Inc. Sub-Accounts
                                                     ---------------------------  -------------------------------------------

                                                                    For the Period Ended December 31, 1999
                                                     ------------------------------------------------------------------------

                                                                       Capital       Equity        U.S. Real   International
                                                      Strategist    Appreciation     Growth         Estate        Magnum
                                                     -------------  ------------  -------------  ------------  -------------
  INVESTMENT INCOME
  Dividends                                           $13,525,693     $ 431,345     $2,304,285     $ 268,634       $ 98,917
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                       (7,823,773)      (93,215)      (554,937)      (55,126)       (80,070)
      Administrative expense                             (602,540)       (7,030)       (40,931)       (4,034)        (5,870)
                                                     -------------  ------------  -------------  ------------  -------------

      Net investment income (loss)                      5,099,380       331,100      1,708,417       209,474         12,977
                                                     -------------  ------------  -------------  ------------  -------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                              65,492,020    36,005,812      5,611,630     3,634,072      9,573,057
      Cost of investments sold                         50,460,560    35,960,809      4,973,147     3,714,989      9,327,204
                                                     -------------  ------------  -------------  ------------  -------------

      Net realized gains (losses)                      15,031,460        45,003        638,483       (80,917)       245,853
                                                     -------------  ------------  -------------  ------------  -------------

  Change in unrealized gains (losses)                  68,404,657     1,824,853     12,913,775      (365,102)     1,391,382
                                                     -------------  ------------  -------------  ------------  -------------

      Net gains (losses) on investments                83,436,117     1,869,856     13,552,258      (446,019)     1,637,235
                                                     -------------  ------------  -------------  ------------  -------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                       $88,535,497    $2,200,956    $15,260,675    $ (236,545)   $ 1,650,212
                                                     =============  ============  =============  ============  =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------

                                                                    Morgan Stanley           Van Kampen
                                                                      Dean Witter               Life
                                                                    Universal Funds          Investment
                                                                   Inc. Sub-Accounts      Trust Sub-Account
                                                                  -------------------    -------------------

                                                                    For the Period Ended December 31, 1999
                                                                  ------------------------------------------

                                                                      Emerging
                                                                       Markets                Emerging
                                                                        Equity                 Growth
                                                                  -------------------    -------------------
  INVESTMENT INCOME
  Dividends                                                        $           1,768      $               -
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                                            (116,835)              (600,044)
      Administrative expense                                                  (8,607)               (43,889)
                                                                  -------------------    -------------------

      Net investment income (loss)                                          (123,674)              (643,933)
                                                                  -------------------    -------------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                                                 24,519,251              8,038,290
      Cost of investments sold                                            22,217,514              6,791,472
                                                                  -------------------    -------------------

      Net realized gains (losses)                                          2,301,737              1,246,818
                                                                  -------------------    -------------------

  Change in unrealized gains (losses)                                      5,429,367             46,420,306
                                                                  -------------------    -------------------

      Net gains (losses) on investments                                    7,731,104             47,667,124
                                                                  -------------------    -------------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $       7,607,430      $      47,023,191
                                                                  ===================    ===================


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                    -----------------------------------------------------------------------------


                                                                Money                        Quality Income           Short-term
                                                                Market                            Plus                   Bond
                                                    ------------------------------   ------------------------------  ------------

                                                         1999            1998             1999            1998         1999 (a)
                                                    --------------  --------------   --------------  --------------  ------------
  FROM OPERATIONS
  Net investment income (loss)                       $ 13,220,816    $ 12,548,671     $ 23,233,331    $ 21,956,967    $   40,073
  Net realized gains (losses)                                   -               -       (2,450,149)        882,678          (781)
  Change in unrealized gains (losses)                           -               -      (47,274,110)      7,935,179       (19,068)
                                                    --------------  --------------   --------------  --------------  ------------


  Change in net assets resulting from operations       13,220,816      12,548,671      (26,490,928)     30,774,824        20,224
                                                    --------------  --------------   --------------  --------------  ------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                             75,959,488     129,304,408       29,984,131      61,783,024       930,037
  Benefit payments                                    (12,372,372)    (10,995,208)      (7,891,742)     (7,284,535)            -
  Payments on termination                            (112,272,629)    (87,146,553)     (52,572,327)    (51,273,025)     (114,564)
  Contract maintenance charges                           (128,006)       (141,332)        (161,057)       (198,787)         (754)
  Transfers among the sub-accounts
       and with the Fixed Account - net                34,266,127      56,130,115      (24,709,758)     38,983,496     2,300,526
                                                    --------------  --------------   --------------  --------------  ------------

  Change in net assets resulting
       from capital transactions                      (14,547,392)     87,151,430      (55,350,753)     42,010,173     3,115,245
                                                    --------------  --------------   --------------  --------------  ------------

  INCREASE (DECREASE) IN NET ASSETS                    (1,326,576)     99,700,101      (81,841,681)     72,784,997     3,135,469

  NET ASSETS AT BEGINNING OF PERIOD                   400,933,840     301,233,739      495,852,338     423,067,341             -
                                                    --------------  --------------   --------------  --------------  ------------

  NET ASSETS AT END OF PERIOD                        $399,607,264    $400,933,840     $414,010,657    $495,852,338    $3,135,469
                                                    ==============  ==============   ==============  ==============  ============


  (a) For the Period Beginning May 3, 1999 and Ended December 31, 1999


  See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                        --------------------------------------------------------------------------------------------

                                                    High                                                          Income
                                                    Yield                         Utilities                       Builder
                                        ------------------------------  ------------------------------  ----------------------------

                                            1999            1998            1999            1998            1999           1998
                                        --------------  --------------  --------------  --------------  -------------  -------------
  FROM OPERATIONS
  Net investment income (loss)           $ 38,967,620    $ 38,496,771    $ 15,985,982    $ 28,487,796    $ 4,500,919    $ 3,508,026
  Net realized gains (losses)             (31,301,303)     (9,716,192)     23,911,415      19,386,662        112,097       (141,151)
  Change in unrealized gains (losses)     (15,834,237)    (58,494,693)     14,087,560      41,968,561       (428,270)    (3,233,777)
                                        --------------  --------------  --------------  --------------  -------------  -------------


  Change in net assets resulting from
       operations                          (8,167,920)    (29,714,114)     53,984,957      89,843,019      4,184,746        133,098
                                        --------------  --------------  --------------  --------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                 26,101,041      89,840,399      39,072,264      58,090,579      7,989,151     34,230,388
  Benefit payments                         (4,009,045)     (6,104,964)     (8,484,832)     (7,223,282)    (1,104,145)      (920,343)
  Payments on termination                 (35,111,312)    (37,590,732)    (50,808,054)    (56,602,582)    (5,408,027)    (5,562,637)
  Contract maintenance charges               (104,889)       (129,431)       (201,221)       (207,332)       (31,269)       (31,038)
  Transfers among the sub-accounts
       and with the Fixed Account - net   (57,088,792)    (15,774,631)    (10,204,178)     14,560,699    (11,305,739)     3,007,479
                                        --------------  --------------  --------------  --------------  -------------  -------------

  Change in net assets resulting
       from capital transactions          (70,212,997)     30,240,641     (30,626,021)      8,618,082     (9,860,029)    30,723,849
                                        --------------  --------------  --------------  --------------  -------------  -------------

  INCREASE (DECREASE) IN NET ASSETS       (78,380,917)        526,527      23,358,936      98,461,101     (5,675,283)    30,856,947

  NET ASSETS AT BEGINNING OF PERIOD       337,064,860     336,538,333     507,998,999     409,537,898     83,855,103     52,998,156
                                        --------------  --------------  --------------  --------------  -------------  -------------

  NET ASSETS AT END OF PERIOD            $258,683,943    $337,064,860    $531,357,935    $507,998,999    $78,179,820    $83,855,103
                                        ==============  ==============  ==============  ==============  =============  =============


  See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                ---------------------------------------------------------------------------------


                                                             Dividend                 Aggressive             Capital
                                                              Growth                    Equity                Growth
                                                ----------------------------------  -------------  ------------------------------

                                                      1999              1998           1999 (a)         1999            1998
                                                ----------------  ----------------  -------------  --------------  --------------
  FROM OPERATIONS
  Net investment income (loss)                   $  314,959,411    $  182,347,531    $   (89,491)   $ 14,629,948    $  7,626,924
  Net realized gains (losses)                       128,696,734        50,981,189        562,424       5,021,860       4,423,808
  Change in unrealized gains (losses)              (523,069,735)      (11,845,338)     6,589,375      18,225,024       6,984,723
                                                ----------------  ----------------  -------------  --------------  --------------


  Change in net assets resulting from
      operations                                    (79,413,590)      221,483,382      7,062,308      37,876,832      19,035,455
                                                ----------------  ----------------  -------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                          188,251,624       365,505,119     12,119,932       9,505,220      17,877,989
  Benefit payments                                  (22,608,692)      (20,959,842)        (8,280)     (1,116,070)       (964,822)
  Payments on termination                          (178,336,682)     (208,789,814)      (180,619)    (12,938,058)    (15,020,571)
  Contract maintenance charges                         (827,903)         (877,968)        (8,488)        (54,380)        (50,900)
  Transfers among the sub-accounts
      and with the Fixed Account - net             (100,954,098)      (16,303,049)    18,649,870      (3,891,813)    (10,068,182)
                                                ----------------  ----------------  -------------  --------------  --------------

  Change in net assets resulting
      from capital transactions                    (114,475,751)      118,574,446     30,572,415      (8,495,101)     (8,226,486)
                                                ----------------  ----------------  -------------  --------------  --------------

  INCREASE (DECREASE) IN NET ASSETS                (193,889,341)      340,057,828     37,634,723      29,381,731      10,808,969

  NET ASSETS AT BEGINNING OF PERIOD               2,086,700,619     1,746,642,791              -     128,442,414     117,633,445
                                                ----------------  ----------------  -------------  --------------  --------------

  NET ASSETS AT END OF PERIOD                    $1,892,811,278    $2,086,700,619    $37,634,723    $157,824,145    $128,442,414
                                                ================  ================  =============  ==============  ==============


  (a) For the Period Beginning May 3, 1999 and Ended December 31, 1999


 See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                  -------------------------------------------------------------------------------------------------


                                          Global Dividend                      European                          Pacific
                                              Growth                            Growth                            Growth
                                  -------------------------------  --------------------------------  ------------------------------

                                       1999            1998             1999             1998             1999             1998
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------
FROM OPERATIONS
Net investment income (loss)       $ 35,854,179    $  50,158,952     $ 40,243,082     $ 26,853,320       $ (306,851)    $1,965,499
Net realized gains (losses)           9,001,583        9,838,298       32,543,061       24,492,627        5,666,501    (23,716,625)
Change in unrealized gains (losses)  11,267,752      (15,619,557)      43,557,813       25,369,951       34,854,630     14,937,413
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------


Change in net assets resulting
  from operations                    56,123,514       44,377,693      116,343,956       76,715,898       40,214,280     (6,813,713)
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------

FROM CAPITAL TRANSACTIONS
Deposits                             24,612,447       54,785,412       33,605,981       77,755,711       12,935,903      5,413,539
Benefit payments                     (5,520,386)      (4,782,958)      (3,672,213)      (4,657,657)        (522,120)      (480,704)
Payments on termination             (36,599,848)     (45,079,876)     (44,372,248)     (44,010,271)      (5,927,181)    (5,342,736)
Contract maintenance charges           (198,686)        (209,379)        (186,281)        (196,986)         (41,208)       (24,050)
Transfers among the sub-accounts
  and with the Fixed Account - net  (16,822,685)     (45,403,643)     (38,047,377)       8,524,933       12,162,641     (7,740,250)
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------

Change in net assets resulting
     from capital transactions      (34,529,158)     (40,690,444)     (52,672,138)      37,415,730       18,608,035     (8,174,201)
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS    21,594,356        3,687,249       63,671,818      114,131,628       58,822,315    (14,987,914)

NET ASSETS AT BEGINNING OF PERIOD   453,971,041      450,283,792      472,136,266      358,004,638       47,354,245     62,342,159
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------

NET ASSETS AT END OF PERIOD        $475,565,397    $ 453,971,041    $ 535,808,084    $ 472,136,266    $ 106,176,560    $47,354,245
                                  ==============  ===============  ===============  ===============  ===============  =============


See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                     -----------------------------------------------------------------------------------------------


                                                                                    S&P 500                  Competitive Edge
                                                   Equity                            Index                     "Best Ideas"
                                     ----------------------------------  -----------------------------  ----------------------------

                                           1999              1998             1999          1998 (b)        1999         1998 (b)
                                     ----------------  ----------------  --------------  -------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)          $  143,182,457    $   97,599,586    $ (1,085,100)   $  (170,910)   $  (357,963)   $  (214,440)
Net realized gains (losses)               20,788,533        21,891,916         965,551        (34,337)       668,887       (346,888)
Change in unrealized gains (losses)      497,325,723       101,407,443      20,320,510      4,613,850     10,507,911      1,277,534
                                     ----------------  ----------------  --------------  -------------  -------------  -------------


Change in net assets resulting from
    operations                           661,296,713       220,898,945      20,200,961      4,408,603     10,818,835        716,206
                                     ----------------  ----------------  --------------  -------------  -------------  -------------

FROM CAPITAL TRANSACTIONS
Deposits                                 167,149,976       172,405,792      62,363,357     20,590,308     14,308,748     19,126,765
Benefit payments                         (11,678,201)       (8,143,648)       (364,932)       (59,990)      (385,715)      (167,624)
Payments on termination                 (109,621,629)      (87,506,544)     (6,958,805)      (592,621)    (3,208,126)      (422,743)
Contract maintenance charges                (626,104)         (380,694)        (52,042)       (11,823)       (20,818)       (10,074)
Transfers among the sub-accounts
    and with the Fixed Account - net     173,235,007         4,499,209      55,622,169     22,142,705      2,656,267     16,058,851
                                     ----------------  ----------------  --------------  -------------  -------------  -------------

Change in net assets resulting
    from capital transactions            218,459,049        80,874,115     110,609,747     42,068,579     13,350,356     34,585,175
                                     ----------------  ----------------  --------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        879,755,762       301,773,060     130,810,708     46,477,182     24,169,191     35,301,381

NET ASSETS AT BEGINNING OF PERIOD      1,038,286,770       736,513,710      46,477,182              -     35,301,381              -
                                     ----------------  ----------------  --------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD           $1,918,042,532    $1,038,286,770    $177,287,890    $46,477,182    $59,470,572    $35,301,381
                                     ================  ================  ==============  =============  =============  =============


(b) For the Period Beginning May 18, 1998 and Ended December 31, 1998


See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Morgan Stanley Dean Witter
                                               Morgan Stanley Dean Witter Variable Investment             Universal Funds, Inc.
                                                             Series Sub-Accounts                               Sub-Accounts
                                         ------------------------------------------------------------  -----------------------------


                                                                                   Capital                        Equity
                                                   Strategist                    Appreciation                     Growth
                                         ------------------------------  ----------------------------  ----------------------------

                                                1999           1998            1999           1998            1999        1998 (c)
                                         --------------  --------------  -------------  -------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)              $  5,099,380    $ 49,765,425    $   331,100    $  (251,058)   $ 1,708,417    $   (78,711)
Net realized gains (losses)                 15,031,460       9,013,062         45,003        (47,279)       638,483       (211,792)
Change in unrealized gains (losses)         68,404,657      48,207,735      1,824,853     (2,968,573)    12,913,775      1,399,530
                                         --------------  --------------  -------------  -------------  -------------  -------------


Change in net assets resulting from
     operations                             88,535,497     106,986,222      2,200,956     (3,266,910)    15,260,675      1,109,027
                                         --------------  --------------  -------------  -------------  -------------  -------------

FROM CAPITAL TRANSACTIONS
Deposits                                    53,336,082      73,192,883      1,292,309     12,585,227     18,427,169     21,346,469
Benefit payments                            (7,657,772)     (6,681,194)       (57,970)      (277,813)      (284,465)      (354,060)
Payments on termination                    (54,083,482)    (53,776,482)      (647,504)    (2,046,795)    (3,119,435)      (593,813)
Contract maintenance charges                  (236,109)       (220,828)         3,365        (12,735)       (21,923)        (6,896)
Transfers among the sub-accounts
     and with the Fixed Account - net       15,905,456      13,210,961    (34,073,925)    (6,495,400)    17,161,540      4,176,388
                                         --------------  --------------  -------------  -------------  -------------  -------------

Change in net assets resulting
     from capital transactions               7,264,175      25,725,340    (33,483,725)     3,752,484     32,162,886     24,568,088
                                         --------------  --------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           95,799,672     132,711,562    (31,282,769)       485,574     47,423,561     25,677,115

NET ASSETS AT BEGINNING OF PERIOD          556,348,215     423,636,653     31,282,769     30,797,195     25,677,115              -
                                         --------------  --------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $652,147,887    $556,348,215    $         -    $31,282,769    $73,100,676    $25,677,115
                                         ==============  ==============  =============  =============  =============  =============


(c) For the Period Beginning March 16, 1998 and Ended December 31, 1998


See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Universal Funds, Inc. Sub-Accounts
                                                ------------------------------------------------------------------------------------

                                                                                                              Emerging Markets
                                                     U.S. Real Estate          International Magnum                Equity
                                                --------------------------  ---------------------------  ---------------------------

                                                    1999        1998 (b)        1999         1998 (c)         1999        1998 (c)
                                                ------------  ------------  -------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                     $  209,474    $   43,330    $    12,977    $   (6,800)   $  (123,674)   $   (2,522)
Net realized gains (losses)                         (80,917)      (29,879)       245,853       (74,905)     2,301,737       (66,221)
Change in unrealized gains (losses)                (365,102)      (56,788)     1,391,382      (175,857)     5,429,367      (177,275)
                                                ------------  ------------  -------------  ------------  -------------  ------------


Change in net assets resulting from operations     (236,545)      (43,337)     1,650,212      (257,562)     7,607,430      (246,018)
                                                ------------  ------------  -------------  ------------  -------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                          2,256,539     1,559,058      4,195,250     2,610,252      5,860,089     1,113,998
Benefit payments                                    (18,349)            -        (11,957)      (11,092)        (4,713)            -
Payments on termination                            (219,432)      (35,109)      (236,057)     (167,597)      (593,151)       (6,515)
Contract maintenance charges                         (1,904)         (537)        (3,349)       (1,018)        (6,183)         (407)
Transfers among the sub-accounts
     and with the Fixed Account - net             1,478,675       499,465      2,293,294     1,289,569      7,427,993       597,902
                                                ------------  ------------  -------------  ------------  -------------  ------------

Change in net assets resulting
     from capital transactions                    3,495,529     2,022,877      6,237,181     3,720,114     12,684,035     1,704,978
                                                ------------  ------------  -------------  ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                 3,258,984     1,979,540      7,887,393     3,462,552     20,291,465     1,458,960

NET ASSETS AT BEGINNING OF PERIOD                 1,979,540             -      3,462,552             -      1,458,960             -
                                                ------------  ------------  -------------  ------------  -------------  ------------

NET ASSETS AT END OF PERIOD                      $5,238,524    $1,979,540    $11,349,945    $3,462,552    $21,750,425    $1,458,960
                                                ============  ============  =============  ============  =============  ============


(b) For the Period Beginning May 18, 1998 and Ended December 31, 1998
(c) For the Period Beginning March 16, 1998 and Ended December 31, 1998


See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,
-----------------------------------------------------------------------------------------------------------

                                                                      Van Kampen Life Investement
                                                                            Trust Sub-Account
                                                              ---------------------------------------------


                                                                             Emerging Growth
                                                              ---------------------------------------------

                                                                      1999                   1998 (a)
                                                              ---------------------   ---------------------
  FROM OPERATIONS
  Net investment income (loss)                                 $          (643,933)    $           (47,552)
  Net realized gains (losses)                                            1,246,818                 (51,808)
  Change in unrealized gains (losses)                                   46,420,306               1,499,714
                                                              ---------------------   ---------------------


  Change in net assets resulting from operations                        47,023,191               1,400,354
                                                              ---------------------   ---------------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                                              27,759,585               5,513,918
  Benefit payments                                                        (201,304)                      -
  Payments on termination                                               (3,202,433)               (271,704)
  Contract maintenance charges                                             (35,203)                 (2,526)
  Transfers among the sub-accounts
       and with the Fixed Account - net                                 49,182,955               2,997,575
                                                              ---------------------   ---------------------

  Change in net assets resulting
       from capital transactions                                        73,503,600               8,237,263
                                                              ---------------------   ---------------------

  INCREASE (DECREASE) IN NET ASSETS                                    120,526,791               9,637,617

  NET ASSETS AT BEGINNING OF PERIOD                                      9,637,617                       -
                                                              ---------------------   ---------------------

  NET ASSETS AT END OF PERIOD                                  $       130,164,408     $         9,637,617
                                                              =====================   =====================


  (a) For the Period Beginning March 16, 1998 and Ended December 31, 1998


  See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life issues the Morgan Stanley Dean Witter Variable Annuity II and the Morgan Stanley Dean Witter Variable Annuity II AssetManager, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

              MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
          Money Market                            Capital Growth
          Quality Income Plus                     Global Dividend Growth
          Short-term Bond                         European Growth
          High Yield                              Pacific Growth
          Utilities                               Equity
          Income Builder                          S&P 500 Index
          Dividend Growth                         Competitive Edge "Best Ideas"
          Aggressive Equity                       Strategist

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
          Equity Growth                           International Magnum
          U.S. Real Estate                        Emerging Markets Equity

                        VAN KAMPEN LIFE INVESTMENT TRUST
          Emerging Growth


     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1999.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     ADMINISTRATIVE EXPENSE CHARGE - Northbrook Life deducts an administrative expense charge daily at a rate equal to .10% per annum of the average daily net assets of the Account for both Morgan Stanley Dean Witter Variable Annuity II and Morgan Stanley Dean Witter Variable Annuity II AssetManager.

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual contract maintenance charge of $30 on each Morgan Stanley Dean Witter Variable Annuity II and $35 on each Morgan Stanley Dean Witter Variable Annuity II AssetManager contract anniversary and guarantees that this charge will not increase over the life of the contract. If certain conditions are met, this charge will be waived for Morgan Stanley Dean Witter Variable Annuity II AssetManager.

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the average daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                              Morgan Stanley Dean Witter Variable Annuity II
                                          -----------------------------------------------------------------------------------------


                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley Dean
   Witter Variable Investment Series Sub-Accounts:
         Money Market                             21,159,031    14,889,251    (18,506,888)          17,541,394   $          13.46
         Quality Income Plus                      20,312,197     1,033,305     (4,473,358)          16,872,144              18.20
         Short-term Bond                                   -       347,635       (220,476)             127,159              10.07
         High Yield                                8,199,142       636,275     (2,648,721)           6,186,696              24.01
         Utilities                                13,541,542       727,904     (2,580,797)          11,688,649              32.87
         Income Builder                            2,979,980       562,566       (984,569)           2,557,977              13.00
         Dividend Growth                          36,334,173     1,704,445     (6,266,668)          31,771,950              35.38
         Aggressive Equity                                 -     1,736,286       (811,611)             924,675              14.48
         Capital Growth                            3,662,958       327,971       (739,762)           3,251,167              31.32
         Global Dividend Growth                   17,634,472       913,941     (3,171,090)          15,377,323              19.22
         European Growth                           8,967,887     1,483,799     (3,009,151)           7,442,535              43.42
         Pacific Growth                            6,325,967     8,987,636     (7,901,427)           7,412,176               8.78
         Equity                                   12,608,741     2,288,532     (1,863,807)          13,033,466              78.28
         S&P 500 Index                             1,722,709     3,752,288       (745,579)           4,729,418              13.20
         Competitive Edge, "Best Ideas"            1,432,745       764,913       (431,011)           1,766,647              12.18
         Strategist                               14,574,012     1,101,779     (2,402,382)          13,273,409              31.14
         Captial Appreciation                      1,440,936        89,955     (1,530,891)                   -                  -

Investments in the Morgan Stanley Dean
  Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                               822,038     1,142,895       (311,090)           1,653,843              13.90
         U.S. Real Estate                             79,729       487,659       (337,388)             230,000               8.81
         International Magnum                        136,628       972,988       (828,047)             281,569              12.09
         Emerging Markets Equity                      82,002     2,454,699     (1,927,128)             609,573              13.64

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                             254,704     1,931,376       (424,205)           1,761,875              24.19


   Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                             Morgan Stanley Dean Witter Variable Annuity II with
                                                                 Enhanced Death Benefit Option, Performance
                                                          Death Benefit Option or Performance Income Benefit Option
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley Dean
   Witter Variable Investment Series Sub-Accounts:
         Money Market                              8,938,860    19,548,212    (18,210,802)          10,276,270    $          13.39
         Quality Income Plus                       5,109,593     1,234,183     (1,176,427)           5,167,349               18.10
         Short-term Bond                                   -       132,480        (10,931)             121,549               10.06
         High Yield                                5,304,510     1,595,314     (2,696,745)           4,203,079               23.88
         Utilities                                 3,510,503     1,138,744       (632,588)           4,016,659               32.69
         Income Builder                            3,652,211       427,013       (965,993)           3,113,231               12.95
         Dividend Growth                          19,936,437     3,725,192     (3,607,794)          20,053,835               35.19
         Aggressive Equity                                 -     1,151,589        (29,577)           1,122,012               14.47
         Capital Growth                            1,687,847       394,284       (446,078)           1,636,053               31.15
         Global Dividend Growth                    8,929,904     1,233,435     (1,387,884)           8,775,455               19.12
         European Growth                           4,668,539     1,860,406     (2,084,797)           4,444,148               43.19
         Pacific Growth                            2,456,851    21,494,013    (19,892,379)           4,058,485                8.73
         Equity                                    7,931,260     3,545,573     (1,102,040)          10,374,793               77.86
         S&P 500 Index                             2,003,301     4,944,770       (738,240)           6,209,831               13.17
         Competitive Edge, "Best Ideas"            1,965,368     1,055,127       (539,084)           2,481,411               12.15
         Strategist                                5,639,152     1,686,811       (766,870)           6,559,093               30.97
         Captial Appreciation                      1,527,337       141,243     (1,668,580)                   -                   -

Investments in the Morgan Stanley Dean
   Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                             1,530,819     1,779,604       (357,775)           2,952,648               13.87
         U.S. Real Estate                             80,782       158,681        (44,499)             194,964                8.79
         International Magnum                        170,897       282,082        (36,161)             416,818               12.06
         Emerging Markets Equity                      94,600     1,011,314       (416,698)             689,216               13.61

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                             402,082     2,363,234       (242,627)           2,522,689               24.14


   Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                             Morgan Stanley Dean Witter Variable Annuity II with Performance Benefit Combination
                                                               Option or the Death Benefit Combination Option
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley Dean
   Witter Variable Investment Series Sub-Accounts:
         Money Market                                673,034     1,866,416     (1,276,029)           1,263,421    $          13.17
         Quality Income Plus                         169,761       243,839        (85,461)             328,139               17.80
         Short-term Bond                                   -        41,250         (6,308)              34,942               10.05
         High Yield                                  137,884       200,592        (48,340)             290,136               23.48
         Utilities                                   159,860       243,466        (62,582)             340,744               32.16
         Income Builder                              164,457       165,256        (58,942)             270,771               12.91
         Dividend Growth                             528,141     1,129,219       (222,883)           1,434,477               34.61
         Aggressive Equity                                 -       478,757        (20,270)             458,487               14.45
         Capital Growth                               41,885       109,033        (22,261)             128,657               30.66
         Global Dividend Growth                      156,429       370,289        (38,382)             488,336               18.95
         European Growth                             175,357       306,278        (89,585)             392,050               42.51
         Pacific Growth                               52,484       567,553       (229,429)             390,608                8.66
         Equity                                      221,631       797,425        (68,763)             950,293               76.58
         S&P 500 Index                               283,511     1,682,096        (88,165)           1,877,442               13.15
         Competitive Edge, "Best Ideas"              178,762       367,543        (56,648)             489,657               12.13
         Strategist                                  472,816       660,323       (128,301)           1,004,838               30.46
         Captial Appreciation                         77,885        24,001       (101,886)                   -

Investments in the Morgan Stanley Dean
   Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                               154,201       385,914        (44,254)             495,861               13.84
         U.S. Real Estate                             37,193        78,203        (21,569)              93,827                8.77
         International Magnum                         31,933       168,374        (27,719)             172,588               12.04
         Emerging Markets Equity                      19,500       262,216        (71,124)             210,592               13.58

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                              82,427       795,728        (59,300)             818,855               24.09


  Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                          Morgan Stanley Dean Witter Variable Annuity II AssetManager
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley
   Dean Witter Variable Investment Series Sub-Accounts:
         Money Market                                 81,705       547,117       (302,283)             326,539    $          10.47
         Quality Income Plus                         178,028       261,748        (86,650)             353,126                9.76
         Short-term Bond                                   -        12,183         (1,013)              11,170               10.05
         High Yield                                   93,600       198,142       (108,204)             183,538                8.61
         Utilities                                    46,349       126,846        (35,756)             137,439               12.10
         Income Builder                               18,227        26,379         (6,560)              38,046               10.21
         Dividend Growth                             147,314       407,993       (113,515)             441,792                9.70
         Aggressive Equity                                 -        12,092           (637)              11,455               14.45
         Capital Growth                                6,192        25,144         (3,865)              27,471               12.74
         Global Dividend Growth                       15,232        73,526         (8,276)              80,482               11.16
         European Growth                              22,053        76,602        (13,809)              84,846               11.45
         Pacific Growth                                1,450        15,964           (565)              16,849               17.97
         Equity                                       34,510       315,147        (72,422)             277,235               16.04
         S&P 500 Index                                35,394       164,599        (32,928)             167,065               12.29
         Competitive Edge, "Best Ideas"               17,570        57,902        (16,105)              59,367               11.95
         Strategist                                   70,036       157,240        (28,638)             198,638               11.95
         Captial Appreciation                          7,593         2,639        (10,232)                   -                   -

Investments in the Morgan Stanley
   Dean Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                                14,358        48,936        (14,653)              48,641               13.56
         U.S. Real Estate                              3,294        12,931         (2,881)              13,344                8.84
         International Magnum                          6,589        31,388        (12,768)              25,209               10.80
         Emerging Markets Equity                         123        14,262         (5,452)               8,933               15.56

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                              10,947       108,275        (29,083)              90,139               21.14


   Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                            Morgan Stanley Dean Witter Variable Annuity II AssetManager with Death Benefit Option,
                                                    Performance Death Benefit Option or Performance Income Benefit Option
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley
   Dean Witter Variable Investment Series Sub-Accounts:
         Money Market                                 85,827     3,539,643     (3,188,969)             436,501   $           10.45
         Quality Income Plus                          52,778       231,640        (34,594)             249,824                9.74
         Short-term Bond                                   -        11,499            (14)              11,485               10.04
         High Yield                                   38,215       483,447       (398,427)             123,235                8.59
         Utilities                                    33,289       144,058        (12,245)             165,102               12.07
         Income Builder                               16,832        39,978         (4,310)              52,500               10.19
         Dividend Growth                             165,990       572,766        (75,915)             662,841                9.69
         Aggressive Equity                                          43,817         (3,302)              40,515               14.44
         Capital Growth                                5,153        27,978         (2,333)              30,798               12.71
         Global Dividend Growth                       38,311        96,752         (6,629)             128,434               11.14
         European Growth                             206,430     1,082,402     (1,093,929)             194,903               11.43
         Pacific Growth                                1,623     1,984,601     (1,947,775)              38,449               17.94
         Equity                                       80,117       413,296        (22,082)             471,331               16.01
         S&P 500 Index                               104,952       278,154        (33,399)             349,707               12.26
         Competitive Edge, "Best Ideas"               24,807        53,580         (5,567)              72,820               11.93
         Strategist                                   24,056       159,660        (20,892)             162,824               11.92
         Captial Appreciation                         28,412         7,569        (35,981)                   -                   -

Investments in the Morgan Stanley
   Dean Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                                17,925       101,942        (15,608)             104,259               13.54
         U.S. Real Estate                             17,463        15,867           (288)              33,042                8.82
         International Magnum                          9,575        21,239             (7)              30,807               10.78
         Emerging Markets Equity                       3,925        19,204         (6,431)              16,698               15.53

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                              31,051        92,816        (15,183)             108,684               21.10


   Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                            Morgan Stanley Dean Witter Variable Annuity II AssetManager with Performance Benefit
                                                          Combination Option or the Death Benefit Combination Option
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:
         Money Market                                 15,056       187,536        (78,671)             123,921    $          10.44
         Quality Income Plus                          81,071       114,629        (23,281)             172,419                9.72
         Short-term Bond                                   -         5,437             (1)               5,436               10.03
         High Yield                                   11,399        31,391         (4,736)              38,054                8.58
         Utilities                                    19,644        89,175         (8,355)             100,464               12.05
         Income Builder                                3,158        17,284           (219)              20,223               10.17
         Dividend Growth                              58,954       239,272        (41,852)             256,374                9.67
         Aggressive Equity                                          45,639         (1,347)              44,292               14.43
         Capital Growth                               12,464        22,290         (7,271)              27,483               12.69
         Global Dividend Growth                       14,652        49,253           (940)              62,965               11.12
         European Growth                              10,221        74,577         (8,908)              75,890               11.41
         Pacific Growth                                4,550        83,644        (14,951)              73,243               17.91
         Equity                                       30,606       315,914        (22,976)             323,544               15.98
         S&P 500 Index                                41,697       154,928        (28,522)             168,103               12.24
         Competitive Edge, "Best Ideas"               12,369        19,922         (8,397)              23,894               11.91
         Strategist                                   18,089        60,405         (9,525)              68,969               11.90
         Captial Appreciation                         11,985           454        (12,439)                   -                   -

Investments in the Morgan Stanley Dean Witter Universal
     Funds, Inc. Sub-Accounts:
         Equity Growth                                     -        16,478             (4)              16,474               13.52
         U.S. Real Estate                                  -        30,217             (6)              30,211                8.81
         International Magnum                              -        21,800             (4)              21,796               10.76
         Emerging Markets Equity                       4,235        52,543         (5,538)              51,240               15.50

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                              27,030       125,530        (22,931)             129,629               21.07


   Units relating to accrued contract maintenance charges are included in units redeemed.